NATIONWIDE
VL SEPARATE

ACCOUNT-C

Annual Report
to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Growth Fund - Class 2 (AMVGR2)
14,777 shares (cost $999,907)	$988,905
International Fund - Class 2 (AMVI2)
3,044 shares (cost $61,874)	51,022
Large Cap Core V.I. Fund - Class II (MLVLC2)
52 shares (cost $1,681)	1,646
VP S&P 500 Index Portfolio (CVSPIP)
17 shares (cost $1,946)	2,124
VIP Small Cap Value Series: Service Class (DWVSVS)
1,948 shares (cost $77,840)	77,263
Stock Index Fund, Inc. - Initial Shares (DSIF)
394,006 shares (cost $16,921,260)	18,069,115
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
262 shares (cost $9,819)	9,925
Small Cap Value Securities Fund - Class 2 (FTVSV2)
104,150 shares (cost $2,035,265)	2,016,352
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,461 shares (cost $21,681)	19,887
Mid Cap Value Portfolio: Class 1 (JPMMV1)
109,500 shares (cost $1,066,062)	1,202,315
Balanced Portfolio: Service Shares (JABS)
2,598 shares (cost $83,482)	82,840
Enterprise Portfolio: Service Shares (JAMGS)
1,250 shares (cost $68,662)	70,287
Forty Portfolio: Service Shares (JACAS)
1,754 shares (cost $63,441)	53,995
Global Technology Portfolio: Service Shares (JAGTS)
3,562 shares (cost $27,228)	30,241
Overseas Portfolio: Service Shares (JAIGS)
50,685 shares (cost $1,820,410)	1,209,844
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
866 shares (cost $16,100)	16,252
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
32,003 shares (cost $363,658)	382,114
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
8,430 shares (cost $143,534)	138,497
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
22,834 shares (cost $1,031,724)	1,056,316
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
5,602 shares (cost $85,606)	74,951
Value Series - Service Class (MVFSC)
86,955 shares (cost $1,560,822)	1,616,501
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
63,816 shares (cost $1,382,558)	1,418,626
Emerging Markets Debt Portfolio - Class I (MSEM)
1,422 shares (cost $10,674)	11,080
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
35 shares (cost $312)	305
U.S. Real Estate Portfolio - Class I (MSVRE)
1,261 shares (cost $24,495)	26,967
NVIT Bond Index Fund Class I (NVBX)
388,710 shares (cost $4,171,303)	4,019,266
Federated NVIT High Income Bond Fund - Class I (HIBF)
150,721 shares (cost $1,016,014)	984,208

NVIT Emerging Markets Fund - Class I (GEM)
69,897 shares (cost $1,103,519)	$684,293
NVIT International Equity Fund - Class I (GIG)
58,977 shares (cost $526,279)	555,566
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
10 shares (cost $93)	91
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
1,700 shares (cost $17,571)	16,948
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
49 shares (cost $569)	517
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2,620 shares (cost $26,714)	23,974
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
337 shares (cost $3,636)	3,543
NVIT Nationwide Fund - Class I (TRF)
8,908 shares (cost $85,220)	142,623
NVIT Government Bond Fund - Class I (GBF)
43,994 shares (cost $488,706)	471,620
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,579 shares (cost $34,234)	32,158
NVIT Mid Cap Index Fund - Class I (MCIF)
374,530 shares (cost $9,049,000)	9,078,609
NVIT Money Market Fund - Class I (SAM)
843 shares (cost $843)	843
NVIT Money Market Fund - Class V (SAM5)
90,872,043 shares (cost $90,872,043)	90,872,043
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,406 shares (cost $17,257)	15,386
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
505 shares (cost $5,017)	5,144
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
53 shares (cost $568)	537
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
24 shares (cost $418)	369
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
847 shares (cost $11,285)	12,600
NVIT Multi-Manager Small Company Fund - Class I (SCF)
59,228 shares (cost $1,324,514)	1,271,618
NVIT Multi-Sector Bond Fund - Class I (MSBF)
351 shares (cost $3,087)	3,209
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,324 shares (cost $62,781)	52,883
Invesco NVIT Comstock Value Fund - Class I (EIF)
39 shares (cost $615)	690
Guardian Portfolio - I Class Shares (AMGP)
330 shares (cost $4,669)	4,834
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
15 shares (cost $374)	349
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
29,614 shares (cost $291,180)	451,325
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,610 shares (cost $46,523)	50,240
VPS International Value Portfolio - Class A (ALVIVA)
7,244 shares (cost $100,055)	96,204
VP Capital Appreciation Fund - Class I (ACVCA)
6 shares (cost $92)	86
VP Income & Growth Fund - Class I (ACVIG)
61,329 shares (cost $483,143)	571,585

VP International Fund - Class I (ACVI)
77,812 shares (cost $598,781)	$729,103
VP Mid Cap Value Fund - Class I (ACVMV1)
7,189 shares (cost $125,789)	151,768
VP Ultra(R) Fund - Class I (ACVU1)
1,411 shares (cost $21,228)	21,805
VP Value Fund - Class I (ACVV)
16,625 shares (cost $153,596)	174,231
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
218,188 shares (cost $3,715,516)	4,119,392
Appreciation Portfolio - Initial Shares (DCAP)
10,383 shares (cost $428,032)	425,801
International Value Portfolio - Initial Shares (DVIV)
319 shares (cost $2,988)	3,090
Quality Bond Fund II - Primary Shares (FQB)
627,668 shares (cost $6,847,855)	6,891,791
VIP Asset Manager Portfolio - Initial Class (FAMP)
118,202 shares (cost $1,915,171)	1,806,131
VIP Contrafund(R) Portfolio - Service Class (FCS)
6,624 shares (cost $211,156)	218,852
VIP Equity-Income Portfolio - Service Class (FEIS)
5,588 shares (cost $121,031)	122,161
VIP Growth Opportunities Portfolio - Service Class (FGOS)
6,735 shares (cost $167,175)	208,780
VIP Growth Portfolio - Service Class (FGS)
3,867 shares (cost $198,956)	228,514
VIP High Income Portfolio - Service Class (FHIS)
1,564 shares (cost $8,314)	8,353
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
18,176 shares (cost $231,365)	227,197
VIP Mid Cap Portfolio - Service Class (FMCS)
2,092 shares (cost $68,634)	70,510
VIP Overseas Portfolio - Service Class (FOS)
2,571 shares (cost $49,519)	45,604
VIP Value Strategies Portfolio - Service Class (FVSS)
122 shares (cost $1,793)	1,912
Mid Cap Value - Institutional Shares (GVMCE)
6,646 shares (cost $101,720)	107,869
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
206 shares (cost $4,015)	4,384
Baron Growth Opportunities Fund Service Class (BNCAI)
1,294 shares (cost $56,068)	51,982
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
11,397 shares (cost $464,261)	551,137
Global Securities Fund/VA - Non-Service Shares (OVGS)
32,233 shares (cost $1,228,375)	1,128,815
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
43 shares (cost $1,201)	1,209
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
77 shares (cost $5,930)	5,609
All Asset Portfolio - Administrative Class (PMVAAA)
1,801 shares (cost $16,801)	18,033
Low Duration Portfolio - Administrative Class (PMVLDA)
80,363 shares (cost $853,909)	822,919
Real Return Portfolio - Administrative Class (PMVRRA)
199,962 shares (cost $2,626,461)	2,453,539
Total Return Portfolio - Administrative Class (PMVTRA)
58,507 shares (cost $623,815)	622,513

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
1,478 shares (cost $12,938)	$13,745
VI International Growth Fund - Series I Shares (AVIE)
2,557 shares (cost $82,738)	84,093
Micro-Cap Portfolio - Investment Class (ROCMC)
8,423 shares (cost $86,035)	93,575
Equity Income Portfolio - II (TREI2)
3,147 shares (cost $85,918)	88,911
Limited-Term Bond Portfolio (TRLT1)
171,281 shares (cost $832,390)	829,002
Mid-Cap Growth Portfolio - II (TRMCG2)
11,927 shares (cost $291,791)	294,013
New America Growth Portfolio (TRNAG1)
94 shares (cost $2,430)	2,211
Blue Chip Growth Portfolio (TRBCGP)
1,587 shares (cost $31,513)	36,791
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
110,525 shares (cost $1,436,215)	1,149,460
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
92 shares (cost $1,603)	2,227
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
70,438 shares (cost $728,817)	664,769
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
3,887 shares (cost $33,331)	32,635
Advantage VT Opportunity Fund - Class 2 (SVOF)
15 shares (cost $386)	374

Total Investments	$162,565,541

Other Accounts Receivable	325
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	3
Accounts Receivable - VIP High Income Portfolio - Service Class (FHIS)	8
Accounts Receivable - Global Technology Portfolio: Service Shares (JAGTS)	13
Accounts Receivable - Large Cap Core V.I. Fund - Class II (MLVLC2)	4
Accounts Receivable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	7
Accounts Receivable - NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	10
Accounts Receivable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1
Accounts Receivable - NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	9
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4
Accounts Receivable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	16
Accounts Receivable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	2
Accounts Receivable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2
Accounts Receivable - Templeton Foreign Securities Fund - Class 2 (TIF2)	9
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	265
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(12)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(12)
Accounts Payable - VP S&P 500 Index Portfolio (CVSPIP)	(8)
Accounts Payable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(6)
Accounts Payable - International Value Portfolio - Initial Shares (DVIV)	(5)
Accounts Payable - Invesco NVIT Comstock Value Fund - Class I (EIF)	(5)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(5)
Accounts Payable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	(5)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(8)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(25)
Accounts Payable - NVIT Cardinal Moderate Fund - Class I (NVCMD1)	(7)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(1)

Accounts Payable - Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	(218)
Accounts Payable - All Asset Portfolio - Administrative Class (PMVAAA)	(6)
Accounts Payable - ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	(3)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(7)
Accounts Payable - New America Growth Portfolio (TRNAG1)	(11)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(15)

$162,565,864

Contract Owners’ Equity:
Accumulation units	162,565,864

Total Contract Owners’ Equity (note 8)	$162,565,864

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	AMVGR2	AMVI2	MLVLC2	CVSPIP	DWVSVS	DSIF	DSRG
Reinvested dividends	$1,140,907	7,312	704	17	25	13	353,368	120
Asset charges (note 3)	(372,904)	(2,359)	(102)	(4)	(5)	(8)	(36,268)	(26)

Net investment income (loss)	768,003	4,953	602	13	20	5	317,100	94

Realized gain (loss) on investments	(1,479,974)	27,843	(1,535)	(237)	(198)	(109)	632,739	(553)
Change in unrealized gain (loss) on investments	3,425,860	(26,298)	(1,940)	118	272	(264)	322,782	198

Net gain (loss) on investments	1,945,886	1,545	(3,475)	(119)	74	(373)	955,521	(355)

Reinvested capital gains	3,277,187	82,950	4,290	115	19	162	622,820	910

Net increase (decrease) in contract owners’ equity resulting from operations	$5,991,076	89,448	1,417	9	113	(206)	1,895,441	649

Investment Activity:	ETVFR	FTVSV2	TIF2	JPMMV1	JABS	JAMGS	JACAS	JAGTS
Reinvested dividends	$425	15,613	474	117	1,917	16	539	27
Asset charges (note 3)	(23)	(4,676)	(58)	(1,549)	(281)	(24)	(156)	(84)

Net investment income (loss)	402	10,937	416	(1,432)	1,636	(8)	383	(57)

Realized gain (loss) on investments	(26,938)	68,777	(3,671)	5,270	(2,306)	93	(2,809)	(6,994)
Change in unrealized gain (loss) on investments	26,469	114,033	4,012	136,884	536	1,625	(5,356)	6,005

Net gain (loss) on investments	(469)	182,810	341	142,154	(1,770)	1,718	(8,165)	(989)

Reinvested capital gains	-	286,923	425	703	1,473	-	8,014	1,040

Net increase (decrease) in contract owners’ equity resulting from operations	$(67)	480,670	1,182	141,425	1,339	1,710	232	(6)

Investment Activity:	JAIGS	LZREMS	LOVBD	LOVTRC	MVBRES	MV2RIS	MVFSC	MVIVSC
Reinvested dividends	$63,926	156	16,882	3,618	12,847	1,030	29,166	15,666
Asset charges (note 3)	(3,176)	(26)	(761)	(48)	(2,640)	(191)	(3,885)	(3,461)

Net investment income (loss)	60,750	130	16,121	3,570	10,207	839	25,281	12,205

Realized gain (loss) on investments	(58,774)	(293)	704	(55)	15,268	(877)	31,465	87,511
Change in unrealized gain (loss) on investments	(142,855)	2,240	18,456	(5,037)	24,592	(965)	32,626	(84,131)

Net gain (loss) on investments	(201,629)	1,947	19,160	(5,092)	39,860	(1,842)	64,091	3,380

Reinvested capital gains	36,245	-	-	527	106,426	-	128,782	31,674

Net increase (decrease) in contract owners’ equity resulting from operations	$(104,634)	2,077	35,281	(995)	156,493	(1,003)	218,154	47,259

Investment Activity:	MSEM	VKVGR2	MSVMG	MSVRE	NVBX	HIBF	GEM	GIG
Reinvested dividends	$619	-	-	593	93,712	53,722	5,666	11,966
Asset charges (note 3)	(33)	(12)	(150)	(80)	(9,656)	(2,339)	(1,703)	(1,334)

Net investment income (loss)	586	(12)	(150)	513	84,056	51,383	3,963	10,632

Realized gain (loss) on investments	(523)	(15,672)	(24,242)	6,407	(38,205)	(4,115)	(43,620)	861
Change in unrealized gain (loss) on investments	1,032	6,445	16,513	(2,931)	1,716	72,598	88,501	29,306

Net gain (loss) on investments	509	(9,227)	(7,729)	3,476	(36,489)	68,483	44,881	30,167

Reinvested capital gains	-	-	3,189	-	8,568	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,095	(9,239)	(4,690)	3,989	56,135	119,866	48,844	40,799

Investment Activity:	NVCRA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	TRF	GBF	GVIDM
Reinvested dividends	$2	437	14	631	95	1,948	9,777	708
Asset charges (note 3)	-	(52)	(1)	(69)	(10)	(330)	(1,236)	(82)

Net investment income (loss)	2	385	13	562	85	1,618	8,541	626

Realized gain (loss) on investments	(61)	(1,935)	(93)	(6,555)	(574)	752	(4,488)	(349)
Change in unrealized gain (loss) on investments	40	1,676	51	3,994	432	11,918	(563)	(238)

Net gain (loss) on investments	(21)	(259)	(42)	(2,561)	(142)	12,670	(5,051)	(587)

Reinvested capital gains	7	455	35	1,955	140	-	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	$(12)	581	6	(44)	83	14,288	3,490	2,082

Investment Activity:	MCIF	SAM	SAM5	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF
Reinvested dividends	$102,328	-	26,400	130	88	-	-	71
Asset charges (note 3)	(17,833)	(8)	(209,763)	(46)	(14)	(1)	(1)	(44)

Net investment income (loss)	84,495	(8)	(183,363)	84	74	(1)	(1)	27

Realized gain (loss) on investments	(148,619)	-	-	(3,094)	(1,448)	(214)	(121)	(40,833)
Change in unrealized gain (loss) on investments	807,135	-	-	(261)	1,192	103	20	26,060

Net gain (loss) on investments	658,516	-	-	(3,355)	(256)	(111)	(101)	(14,773)

Reinvested capital gains	827,743	-	1,819	2,219	505	60	78	1,112

Net increase (decrease) in contract owners’ equity resulting from operations	$1,570,754	(8)	(181,544)	(1,052)	323	(52)	(24)	(13,634)

Investment Activity:	SCF	MSBF	NVSTB1	NVOLG1	EIF	NVRE1	AMGP	AMCG
Reinvested dividends	$3,692	105	-	386	17	-	339	-
Asset charges (note 3)	(2,900)	(9)	(536)	(93)	(1)	(10)	(123)	(1)

Net investment income (loss)	792	96	(536)	293	16	(10)	216	(1)

Realized gain (loss) on investments	(83,161)	(225)	9,819	42	(132)	(60,003)	(27,738)	(128)
Change in unrealized gain (loss) on investments	158,201	395	-	(9,898)	155	52,164	17,491	82

Net gain (loss) on investments	75,040	170	9,819	(9,856)	23	(7,839)	(10,247)	(46)

Reinvested capital gains	178,669	-	-	11,629	-	-	11,655	16

Net increase (decrease) in contract owners’ equity resulting from operations	$254,501	266	9,283	2,066	39	(7,849)	1,624	(31)

Investment Activity:	AMTP	ALVGIA	ALVIVA	ACVCA	ACVIG	ACVI	ACVMV1	ACVU1
Reinvested dividends	$3,189	417	1,266	-	13,585	8,041	2,881	71
Asset charges (note 3)	(982)	(106)	(196)	-	(1,439)	(1,898)	(426)	(57)

Net investment income (loss)	2,207	311	1,070	-	12,146	6,143	2,455	14

Realized gain (loss) on investments	2,782	(53)	1,075	(14)	40,862	(1,618)	8,105	2,987
Change in unrealized gain (loss) on investments	56,514	1,909	(2,261)	(5)	4,350	(50,590)	25,979	(3,523)

Net gain (loss) on investments	59,296	1,856	(1,186)	(19)	45,212	(52,208)	34,084	(536)

Reinvested capital gains	34,955	2,489	-	8	10,680	-	9,502	846

Net increase (decrease) in contract owners’ equity resulting from operations	$96,458	4,656	(116)	(11)	68,038	(46,065)	46,041	324

Investment Activity:	ACVV	DVSCS	DCAP	DVIV	FQB	FAMP	FCS	FEIS
Reinvested dividends	$2,748	39,517	7,223	60,605	35	26,732	1,541	2,518
Asset charges (note 3)	(439)	(8,181)	(1,104)	(3,208)	(10,170)	(4,428)	(1,246)	(292)

Net investment income (loss)	2,309	31,336	6,119	57,397	(10,135)	22,304	295	2,226

Realized gain (loss) on investments	(58,453)	(121,540)	4,256	(548,096)	1,824	(241,425)	(55,788)	(6,103)
Change in unrealized gain (loss) on investments	56,925	621,375	(43,949)	392,930	43,979	90,086	33,520	11,916

Net gain (loss) on investments	(1,528)	499,835	(39,693)	(155,166)	45,803	(151,339)	(22,268)	5,813

Reinvested capital gains	-	374,606	65,178	-	-	104,407	47,156	9,137

Net increase (decrease) in contract owners’ equity resulting from operations	$781	905,777	31,604	(97,769)	35,668	(24,628)	25,183	17,176

Investment Activity:	FGOS	FGS	FHIS	FIGBS	FMCS	FOS	FVSS	GVMCE
Reinvested dividends	$501	-	425	5,322	288	644	19	473
Asset charges (note 3)	(554)	(598)	(24)	(601)	(154)	(146)	(5)	(1,584)

Net investment income (loss)	(53)	(598)	401	4,721	134	498	14	(1,111)

Realized gain (loss) on investments	14,956	134,030	(1,795)	(1,538)	(32,456)	2,620	(392)	(155,600)
Change in unrealized gain (loss) on investments	(21,526)	(190,098)	2,144	7,256	19,525	(7,577)	330	148,290

Net gain (loss) on investments	(6,570)	(56,068)	349	5,718	(12,931)	(4,957)	(62)	(7,310)

Reinvested capital gains	4,712	23,672	-	131	4,726	81	-	19

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,911)	(32,994)	750	10,570	(8,071)	(4,378)	(48)	(8,402)

Investment Activity:	SBVSG	BNCAI	OVGR	OVGS	OVGI	OVAG	PMVAAA	PMVLDA
Reinvested dividends	$-	288	2,223	12,319	27	-	467	12,443
Asset charges (note 3)	(60)	(143)	(1,359)	(6,112)	(6)	(19)	(66)	(2,086)

Net investment income (loss)	(60)	145	864	6,207	21	(19)	401	10,357

Realized gain (loss) on investments	(3,907)	964	8,649	(375,574)	137	(914)	(62,323)	(1,707)
Change in unrealized gain (loss) on investments	4,756	(2,381)	(80,909)	141,006	(287)	(45)	58,477	807

Net gain (loss) on investments	849	(1,417)	(72,260)	(234,568)	(150)	(959)	(3,846)	(900)

Reinvested capital gains	902	3,988	56,328	78,085	288	514	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,691	2,716	(15,068)	(150,276)	159	(464)	(3,445)	9,457

Investment Activity:	PMVRRA	PMVTRA	PIHYB1	AVIE	ROCMC	TREI2	TRLT1	TRMCG2
Reinvested dividends	$56,327	22,447	1,352	46	560	1,397	9,439	-
Asset charges (note 3)	(6,282)	(2,635)	(58)	(37)	(194)	(170)	(1,735)	(867)

Net investment income (loss)	50,045	19,812	1,294	9	366	1,227	7,704	(867)

Realized gain (loss) on investments	(90,625)	(31,877)	(75,715)	(810)	(5,920)	(1,817)	(5,730)	7,746
Change in unrealized gain (loss) on investments	160,566	52,674	72,362	1,799	19,761	3,781	4,641	4,269

Net gain (loss) on investments	69,941	20,797	(3,353)	989	13,841	1,964	(1,089)	12,015

Reinvested capital gains	-	-	-	-	-	7,278	-	19,326

Net increase (decrease) in contract owners’ equity resulting from operations	$119,986	40,609	(2,059)	998	14,207	10,469	6,615	30,474

Investment Activity:	TRNAG1	TRBCGP	VWEM	VWHA	WRMCG	WRRESP	SVOF	CAF
Reinvested dividends	$1	-	5,649	18	-	362	7	70
Asset charges (note 3)	(7)	(81)	(2,970)	(5)	(1,750)	(99)	(1)	(43)

Net investment income (loss)	(6)	(81)	2,679	13	(1,750)	263	6	27

Realized gain (loss) on investments	(599)	2,010	(32,945)	(463)	(76,461)	(663)	(95)	3,985
Change in unrealized gain (loss) on investments	194	(1,694)	23,018	1,103	69,634	(3,261)	69	(9,310)

Net gain (loss) on investments	(405)	316	(9,927)	640	(6,827)	(3,924)	(26)	(5,325)

Reinvested capital gains	109	-	6,120	-	38,654	3,055	36	4,804

Net increase (decrease) in contract owners’ equity resulting from operations	$(302)	235	(1,128)	653	30,077	(606)	16	(494)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNER’S EQUITY

Years Ended December 31, 2016 and 2015

	Total		AMVGR2		AMVI2		MLVLC2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$768,003	839,777	4,953	3,023	602	779	13	30
Realized gain (loss) on investments	(1,479,974)	4,762,960	27,843	69,160	(1,535)	1,479	(237)	(70)
Change in unrealized gain (loss) on investments	3,425,860	(10,516,221)	(26,298)	(202,017)	(1,940)	(9,604)	118	(153)
Reinvested capital gains	3,277,187	3,553,718	82,950	191,331	4,290	3,593	115	163

Net increase (decrease) in contract owners’ equity resulting from operations	5,991,076	(1,359,766)	89,448	61,497	1,417	(3,753)	9	(30)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	45,636	607,815	2,321	5	-	-	-	-
Transfers between funds	-	-	(2,900)	(84,561)	(2,603)	15,780	(102)	3,832
Surrenders (note 6)	(2,925,053)	(5,843,171)	(1,317)	(1,355)	-	-	(1,898)	-
Death benefits (note 4)	(2,544,625)	(851,831)	(33,017)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,622)	40,624	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,502,443)	(2,605,538)	(11,142)	(11,676)	(2,079)	(2,053)	(102)	(63)
Adjustments to maintain reserves	1,002	576	13	(8)	3	(5)	(2)	6

Net equity transactions	(7,929,105)	(8,651,525)	(46,042)	(97,595)	(4,679)	13,722	(2,104)	3,775

Net change in contract owners’ equity	(1,938,029)	(10,011,291)	43,406	(36,098)	(3,262)	9,969	(2,095)	3,745
Contract owners’ equity beginning of period	164,503,893	174,515,184	945,515	981,613	54,284	44,315	3,745	-

Contract owners’ equity end of period	$162,565,864	164,503,893	988,921	945,515	51,022	54,284	1,650	3,745

CHANGES IN UNITS:
Beginning units	11,636,563	11,621,555	53,993	59,749	5,235	4,072	190	-
Units purchased	1,136,100	2,961,598	3,984	4,031	-	1,348	-	193
Units redeemed	(1,432,865)	(2,946,590)	(6,270)	(9,787)	(473)	(185)	(114)	(3)

Ending units	11,339,798	11,636,563	51,707	53,993	4,762	5,235	76	190

	CVSPIP		DWVSVS		DSIF		DSRG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$20	1	5	3	317,100	313,170	94	777
Realized gain (loss) on investments	(198)	(9)	(109)	(15)	632,739	2,495,486	(553)	(13,818)
Change in unrealized gain (loss) on investments	272	(75)	(264)	(250)	322,782	(3,160,327)	198	(5,078)
Reinvested capital gains	19	77	162	163	622,820	582,632	910	12,032

Net increase (decrease) in contract owners’ equity resulting from operations	113	(6)	(206)	(99)	1,895,441	230,961	649	(6,087)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	9,108	5,048	-	(1)
Transfers between funds	96	2,548	76,086	(14)	(633,282)	(2,246,663)	23	(79,016)
Surrenders (note 6)	(2,484)	-	2	(88)	(34,915)	(69,602)	(5,822)	-
Death benefits (note 4)	-	-	(27)	-	(447,881)	(319,737)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(343)	13,632	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(132)	(107)	(48)	(42)	(236,875)	(262,936)	(390)	(2,345)
Adjustments to maintain reserves	(1)	(8)	1	(4)	130	7	(4)	(4)

Net equity transactions	(2,521)	2,433	76,014	(148)	(1,344,058)	(2,880,251)	(6,193)	(81,366)

Net change in contract owners’ equity	(2,408)	2,427	75,808	(247)	551,383	(2,649,290)	(5,544)	(87,453)
Contract owners’ equity beginning of period	4,524	2,097	1,451	1,698	17,517,876	20,167,166	15,463	102,916

Contract owners’ equity end of period	$2,116	4,524	77,259	1,451	18,069,259	17,517,876	9,919	15,463

CHANGES IN UNITS:
Beginning units	407	190	109	119	825,078	957,472	829	5,328
Units purchased	9	227	4,334	-	27,072	97	1	-
Units redeemed	(245)	(10)	(5)	(10)	(89,576)	(132,491)	(347)	(4,499)

Ending units	171	407	4,438	109	762,574	825,078	483	829

	ETVFR		FTVSV2		TIF2		JPMMV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$402	14,863	10,937	8,886	416	997	(1,432)	489
Realized gain (loss) on investments	(26,938)	(6,311)	68,777	163,252	(3,671)	(2,071)	5,270	(5,003)
Change in unrealized gain (loss) on investments	26,469	(16,912)	114,033	(697,810)	4,012	(2,340)	136,884	(2,304)
Reinvested capital gains	-	-	286,923	338,044	425	1,105	703	4,787

Net increase (decrease) in contract owners’ equity resulting from operations	(67)	(8,360)	480,670	(187,628)	1,182	(2,309)	141,425	(2,031)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(974)	1,291	-	-	-	(1)
Transfers between funds	(417,971)	164,473	(418,916)	(657,796)	(7,886)	(1,446)	1,060,450	(36,400)
Surrenders (note 6)	-	(124,535)	(23,879)	-	(3,348)	-	(20,272)	-
Death benefits (note 4)	-	-	-	(23,838)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(15,978)	(22,161)	(27,471)	(514)	(646)	(7,880)	(1,862)
Adjustments to maintain reserves	(44)	(11)	10	2	19	(3)	23	(2)

Net equity transactions	(418,015)	23,949	(465,920)	(707,812)	(11,729)	(2,095)	1,032,321	(38,265)

Net change in contract owners’ equity	(418,082)	15,589	14,750	(895,440)	(10,547)	(4,404)	1,173,746	(40,296)
Contract owners’ equity beginning of period	418,082	402,493	2,001,612	2,897,052	30,443	34,847	28,579	68,875

Contract owners’ equity end of period	$-	418,082	2,016,362	2,001,612	19,896	30,443	1,202,325	28,579

CHANGES IN UNITS:
Beginning units	38,216	36,335	98,701	131,977	1,433	1,530	1,029	2,408
Units purchased	-	3,306	126	50	-	-	39,638	-
Units redeemed	(38,216)	(1,425)	(22,266)	(33,326)	(557)	(97)	(2,829)	(1,379)

Ending units	-	38,216	76,561	98,701	876	1,433	37,838	1,029

	JABS		JAMGS		JACAS		JAGTS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,636	2,312	(8)	-	383	704	(57)	(4,335)
Realized gain (loss) on investments	(2,306)	7,716	93	-	(2,809)	4,985	(6,994)	871,308
Change in unrealized gain (loss) on investments	536	(14,405)	1,625	-	(5,356)	(12,865)	6,005	(565,100)
Reinvested capital gains	1,473	4,897	-	-	8,014	13,712	1,040	10,536

Net increase (decrease) in contract owners’ equity resulting from operations	1,339	520	1,710	-	232	6,536	(6)	312,409

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1)	-	-	2	-	-	(1)
Transfers between funds	(27,362)	(45,946)	68,751	-	(10,576)	(52,277)	(278)	(8,023,306)
Surrenders (note 6)	(58,443)	-	-	-	(7,021)	(300)	(32,803)	-
Death benefits (note 4)	-	-	-	-	(76)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,972)	(5,167)	(175)	-	(1,363)	(1,434)	(1,877)	(31,623)
Adjustments to maintain reserves	(18)	1	2	-	4	(6)	2	6

Net equity transactions	(89,795)	(51,113)	68,578	-	(19,030)	(54,017)	(34,956)	(8,054,924)

Net change in contract owners’ equity	(88,456)	(50,593)	70,288	-	(18,798)	(47,481)	(34,962)	(7,742,515)
Contract owners’ equity beginning of period	171,288	221,881	-	-	72,787	120,268	65,216	7,807,731

Contract owners’ equity end of period	$82,832	171,288	70,288	-	53,989	72,787	30,254	65,216

CHANGES IN UNITS:
Beginning units	6,402	8,306	-	-	3,707	6,839	7,004	875,289
Units purchased	-	8	6,541	-	-	-	-	-
Units redeemed	(3,427)	(1,912)	(16)	-	(1,003)	(3,132)	(4,143)	(868,285)

Ending units	2,975	6,402	6,525	-	2,704	3,707	2,861	7,004

	JAIGS		LZREMS		LOVBD		LOVTRC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$60,750	4,217	130	(133)	16,121	-	3,570	-
Realized gain (loss) on investments	(58,774)	(38,807)	(293)	(27,887)	704	-	(55)	-
Change in unrealized gain (loss) on investments	(142,855)	(150,815)	2,240	11,243	18,456	-	(5,037)	-
Reinvested capital gains	36,245	46,881	-	100	-	-	527	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,634)	(138,524)	2,077	(16,677)	35,281	-	(995)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38	5,324	-	-	-	-	-	-
Transfers between funds	(67,946)	253,480	3,678	(170,276)	356,557	-	139,839	-
Surrenders (note 6)	(30,334)	(4,050)	-	-	-	-	-	-
Death benefits (note 4)	(1,094)	(213,952)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(641)	16,251	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,853)	(38,767)	(532)	(8,848)	(9,724)	-	(347)	-
Adjustments to maintain reserves	13	(7)	2	(7)	8	-	(3)	-

Net equity transactions	(140,817)	18,279	3,148	(179,131)	346,841	-	139,489	-

Net change in contract owners’ equity	(245,451)	(120,245)	5,225	(195,808)	382,122	-	138,494	-
Contract owners’ equity beginning of period	1,455,298	1,575,543	11,028	206,836	-	-	-	-

Contract owners’ equity end of period	$1,209,847	1,455,298	16,253	11,028	382,122	-	138,494	-

CHANGES IN UNITS:
Beginning units	108,523	106,879	1,298	19,460	-	-	-	-
Units purchased	95	17,796	344	780	35,366	-	13,612	-
Units redeemed	(11,671)	(16,152)	(55)	(18,942)	(921)	-	(34)	-

Ending units	96,947	108,523	1,587	1,298	34,445	-	13,578	-

	MVBRES		MV2RIS		MVFSC		MVIVSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,207	-	839	1,434	25,281	2,084	12,205	20,346
Realized gain (loss) on investments	15,268	-	(877)	(181)	31,465	6,550	87,511	291,930
Change in unrealized gain (loss) on investments	24,592	-	(965)	(9,690)	32,626	(24,482)	(84,131)	(217,369)
Reinvested capital gains	106,426	-	-	749	128,782	6,757	31,674	13,866

Net increase (decrease) in contract owners’ equity resulting from operations	156,493	-	(1,003)	(7,688)	218,154	(9,091)	47,259	108,773

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	4,710	-	3,951	5
Transfers between funds	1,039,113	-	-	93,497	68,259	1,275,548	17,337	(376,202)
Surrenders (note 6)	(105,991)	-	-	-	(2,433)	-	-	(19,995)
Death benefits (note 4)	-	-	-	-	(24,554)	-	(51,077)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,299)	-	(5,637)	(4,218)	(25,062)	(7,099)	(17,850)	(31,352)
Adjustments to maintain reserves	14	-	4	1	16	(2)	17	17

Net equity transactions	899,837	-	(5,633)	89,280	20,936	1,268,447	(47,622)	(427,527)

Net change in contract owners’ equity	1,056,330	-	(6,636)	81,592	239,090	1,259,356	(363)	(318,754)
Contract owners’ equity beginning of period	-	-	81,592	-	1,377,427	118,071	1,419,014	1,737,768

Contract owners’ equity end of period	$1,056,330	-	74,956	81,592	1,616,517	1,377,427	1,418,651	1,419,014

CHANGES IN UNITS:
Beginning units	-	-	8,916	-	91,458	7,747	64,396	83,636
Units purchased	91,264	-	-	9,350	6,196	84,812	8,613	218
Units redeemed	(2,948)	-	(629)	(434)	(3,081)	(1,101)	(10,856)	(19,458)

Ending units	88,316	-	8,287	8,916	94,573	91,458	62,153	64,396

	MSEM		VKVGR2		MSVMG		MSVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$586	10,095	(12)	6,121	(150)	(215)	513	535
Realized gain (loss) on investments	(523)	(25,903)	(15,672)	(1,718)	(24,242)	6,157	6,407	2,761
Change in unrealized gain (loss) on investments	1,032	27,515	6,445	(11,616)	16,513	(24,371)	(2,931)	(2,875)
Reinvested capital gains	-	-	-	-	3,189	13,419	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,095	11,707	(9,239)	(7,213)	(4,690)	(5,010)	3,989	421

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	66	-	-	-
Transfers between funds	256	(501,225)	(214,412)	44,408	(66,418)	(46,640)	(13,732)	(5,219)
Surrenders (note 6)	(13,753)	-	-	(64,822)	(391)	(5,190)	(1,268)	-
Death benefits (note 4)	-	-	-	-	(1,084)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(730)	(13,972)	-	(8,975)	(1,939)	(2,264)	(1,642)	(1,601)
Adjustments to maintain reserves	1	(5)	(3)	5	14	(8)	(13)	6

Net equity transactions	(14,226)	(515,202)	(214,415)	(29,384)	(69,752)	(54,102)	(16,655)	(6,814)

Net change in contract owners’ equity	(13,131)	(503,495)	(223,654)	(36,597)	(74,442)	(59,112)	(12,666)	(6,393)
Contract owners’ equity beginning of period	24,203	527,698	223,654	260,251	74,754	133,866	39,608	46,001

Contract owners’ equity end of period	$11,072	24,203	-	223,654	312	74,754	26,942	39,608

CHANGES IN UNITS:
Beginning units	810	17,420	20,025	22,914	4,576	7,692	869	1,030
Units purchased	9	49	-	-	-	-	-	15
Units redeemed	(483)	(16,659)	(20,025)	(2,889)	(4,555)	(3,116)	(314)	(176)

Ending units	336	810	-	20,025	21	4,576	555	869

	NVBX		HIBF		GEM		GIG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$84,056	69,016	51,383	50,648	3,963	4,526	10,632	-
Realized gain (loss) on investments	(38,205)	(20,449)	(4,115)	4,091	(43,620)	(31,919)	861	(5)
Change in unrealized gain (loss) on investments	1,716	(153,753)	72,598	(91,011)	88,501	(103,121)	29,306	(7)
Reinvested capital gains	8,568	40,180	-	8,997	-	-	-	8

Net increase (decrease) in contract owners’ equity resulting from operations	56,135	(65,006)	119,866	(27,275)	48,844	(130,514)	40,799	(4)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,329	-	-	4,432	-	-	-	-
Transfers between funds	410,859	3,861,463	(17,755)	231,360	7	(156)	531,608	(1,040)
Surrenders (note 6)	(39,156)	-	(33,254)	-	(106)	-	(105)	-
Death benefits (note 4)	(136,441)	-	-	(216,381)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(131)	12,183	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,022)	(26,896)	(19,476)	(16,545)	(31,016)	(25,317)	(16,933)	(15)
Adjustments to maintain reserves	31	2	9	(12)	10	(3)	2	(3)

Net equity transactions	193,600	3,834,569	(70,607)	15,037	(31,105)	(25,476)	514,572	(1,058)

Net change in contract owners’ equity	249,735	3,769,563	49,259	(12,238)	17,739	(155,990)	555,371	(1,062)
Contract owners’ equity beginning of period	3,769,563	-	934,947	947,185	666,566	822,556	201	1,263

Contract owners’ equity end of period	$4,019,298	3,769,563	984,206	934,947	684,305	666,566	555,572	201

CHANGES IN UNITS:
Beginning units	367,773	-	40,063	39,441	32,190	33,286	13	79
Units purchased	33,774	370,385	52	10,242	-	-	36,823	-
Units redeemed	(17,124)	(2,612)	(3,089)	(9,620)	(1,434)	(1,096)	(1,119)	(66)

Ending units	384,423	367,773	37,026	40,063	30,756	32,190	35,717	13

	NVCRA1		NVCCN1		NVCMD1		NVCMA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2	10	385	774	13	33	562	1,603
Realized gain (loss) on investments	(61)	3	(1,935)	(362)	(93)	-	(6,555)	(234)
Change in unrealized gain (loss) on investments	40	(57)	1,676	(1,984)	51	(118)	3,994	(7,549)
Reinvested capital gains	7	32	455	1,162	35	69	1,955	5,269

Net increase (decrease) in contract owners’ equity resulting from operations	(12)	(12)	581	(410)	6	(16)	(44)	(911)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	(1)
Transfers between funds	(180)	(208)	172	8,941	(5)	(220)	(78)	8,621
Surrenders (note 6)	(106)	-	(21,986)	-	(637)	-	(28,817)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6)	(14)	(1,129)	(1,260)	(34)	(42)	(1,533)	(1,838)
Adjustments to maintain reserves	(8)	9	7	(7)	(9)	(6)	18	(17)

Net equity transactions	(300)	(213)	(22,936)	7,674	(685)	(268)	(30,410)	6,765

Net change in contract owners’ equity	(312)	(225)	(22,355)	7,264	(679)	(284)	(30,454)	5,854
Contract owners’ equity beginning of period	404	629	39,305	32,041	1,189	1,473	54,438	48,584

Contract owners’ equity end of period	$92	404	16,950	39,305	510	1,189	23,984	54,438

CHANGES IN UNITS:
Beginning units	19	29	2,873	2,321	67	82	2,760	2,422
Units purchased	-	-	13	643	-	-	-	429
Units redeemed	(15)	(10)	(1,701)	(91)	(40)	(15)	(1,628)	(91)

Ending units	4	19	1,185	2,873	27	67	1,132	2,760

	NVCMC1		TRF		GBF		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$85	177	1,618	1,300	8,541	8,093	626	401
Realized gain (loss) on investments	(574)	(102)	752	711	(4,488)	(11,303)	(349)	7,678
Change in unrealized gain (loss) on investments	432	(525)	11,918	(1,108)	(563)	1,073	(238)	(8,372)
Reinvested capital gains	140	233	-	-	-	-	2,043	1,290

Net increase (decrease) in contract owners’ equity resulting from operations	83	(217)	14,288	903	3,490	(2,137)	2,082	997

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	58	-	-	-
Transfers between funds	36	6,200	-	-	(13,323)	43,778	(89)	(53,022)
Surrenders (note 6)	(4,469)	-	-	-	(20,441)	(18,510)	-	-
Death benefits (note 4)	-	-	-	-	(4,854)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232)	(162)	(1,567)	(1,463)	(15,847)	(14,474)	(535)	(695)
Adjustments to maintain reserves	(4)	12	(3)	5	(1)	-	14	(12)

Net equity transactions	(4,669)	6,050	(1,570)	(1,458)	(54,408)	10,794	(610)	(53,729)

Net change in contract owners’ equity	(4,586)	5,833	12,718	(555)	(50,918)	8,657	1,472	(52,732)
Contract owners’ equity beginning of period	8,130	2,297	129,901	130,456	522,542	513,885	30,692	83,424

Contract owners’ equity end of period	$3,544	8,130	142,619	129,901	471,624	522,542	32,164	30,692

CHANGES IN UNITS:
Beginning units	519	145	6,645	6,719	26,044	25,843	1,552	4,194
Units purchased	2	383	-	-	81	3,545	21	-
Units redeemed	(307)	(9)	(79)	(74)	(2,677)	(3,344)	(51)	(2,642)

Ending units	214	519	6,566	6,645	23,448	26,044	1,522	1,552

	MCIF		SAM		SAM5		NVMLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$84,495	87,311	(8)	(22)	(183,363)	(205,264)	84	81
Realized gain (loss) on investments	(148,619)	487,147	-	-	-	-	(3,094)	921
Change in unrealized gain (loss) on investments	807,135	(1,460,488)	-	-	-	-	(261)	(2,937)
Reinvested capital gains	827,743	692,326	-	-	1,819	-	2,219	3,150

Net increase (decrease) in contract owners’ equity resulting from operations	1,570,754	(193,704)	(8)	(22)	(181,544)	(205,264)	(1,052)	1,215

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,402	-	-	-	649	590,890	-	-
Transfers between funds	(1,263,405)	(636,550)	-	-	3,639,776	23,981,919	(352)	1,854
Surrenders (note 6)	-	(4,980)	-	-	(975,500)	(4,507,199)	(19,362)	-
Death benefits (note 4)	(264,586)	-	-	-	(1,201,728)	(46,076)	-	-
Net policy repayments (loans) (note 5)	-	-	(1,583)	(3,355)	3,127	9,893	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(84,186)	(93,011)	(2,164)	(3,400)	(1,263,470)	(1,177,507)	(1,022)	(1,277)
Adjustments to maintain reserves	55	32	3	1	555	(498)	12	(1)

Net equity transactions	(1,607,720)	(734,509)	(3,744)	(6,754)	203,409	18,851,422	(20,724)	576

Net change in contract owners’ equity	(36,966)	(928,213)	(3,752)	(6,776)	21,865	18,646,158	(21,776)	1,791
Contract owners’ equity beginning of period	9,115,640	10,043,853	4,597	11,373	90,850,511	72,204,353	37,171	35,380

Contract owners’ equity end of period	$9,078,674	9,115,640	845	4,597	90,872,376	90,850,511	15,395	37,171

CHANGES IN UNITS:
Beginning units	292,359	313,863	342	844	7,982,961	6,335,713	2,284	2,243
Units purchased	9,077	1,773	-	-	432,856	2,031,481	-	120
Units redeemed	(59,026)	(23,277)	(279)	(502)	(415,909)	(384,233)	(1,356)	(79)

Ending units	242,410	292,359	63	342	7,999,908	7,982,961	928	2,284

	NVMLV1		NVMMG1		SCGF		SCVF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$74	117	(1)	(2)	(1)	(3)	27	1,022
Realized gain (loss) on investments	(1,448)	(400)	(214)	(97)	(121)	(10)	(40,833)	1,868
Change in unrealized gain (loss) on investments	1,192	(1,333)	103	(134)	20	(76)	26,060	(53,946)
Reinvested capital gains	505	1,222	60	141	78	103	1,112	33,552

Net increase (decrease) in contract owners’ equity resulting from operations	323	(394)	(52)	(92)	(24)	14	(13,634)	(17,504)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(47)	324	(138)	1,495	43	(38)	(203,046)	(2,821)
Surrenders (note 6)	(5,676)	-	(619)	-	(414)	-	(11,313)	(66,925)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(309)	(381)	(34)	(23)	(23)	(28)	(1,353)	(10,872)
Adjustments to maintain reserves	2	1	(9)	8	(3)	4	(6)	(15)

Net equity transactions	(6,030)	(56)	(800)	1,480	(397)	(62)	(215,718)	(80,633)

Net change in contract owners’ equity	(5,707)	(450)	(852)	1,388	(421)	(48)	(229,352)	(98,137)
Contract owners’ equity beginning of period	10,855	11,305	1,388	-	792	840	241,949	340,086

Contract owners’ equity end of period	$5,148	10,855	536	1,388	371	792	12,597	241,949

CHANGES IN UNITS:
Beginning units	651	655	88	-	30	32	6,104	8,043
Units purchased	-	18	-	89	2	-	-	-
Units redeemed	(385)	(22)	(56)	(1)	(19)	(2)	(5,851)	(1,939)

Ending units	266	651	32	88	13	30	253	6,104

	SCF		MSBF		NVSTB1		NVOLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$792	1,339	96	129	(536)	-	293	-
Realized gain (loss) on investments	(83,161)	(15,010)	(225)	(313)	9,819	-	42	-
Change in unrealized gain (loss) on investments	158,201	(115,614)	395	(71)	-	-	(9,898)	-
Reinvested capital gains	178,669	109,773	-	-	-	-	11,629	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,501	(19,512)	266	(255)	9,283	-	2,066	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,603	13	-	-	-	-	-	-
Transfers between funds	(26,668)	(90,838)	51	(2,943)	316,429	-	51,742	-
Surrenders (note 6)	(18,110)	-	(4,058)	-	(319,386)	-	-	-
Death benefits (note 4)	(36,096)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,191)	(2,294)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,158)	(16,201)	(213)	(442)	(6,328)	-	(672)	-
Adjustments to maintain reserves	53	(10)	4	(6)	2	-	12	-

Net equity transactions	(94,567)	(109,330)	(4,216)	(3,391)	(9,283)	-	51,082	-

Net change in contract owners’ equity	159,934	(128,842)	(3,950)	(3,646)	-	-	53,148	-
Contract owners’ equity beginning of period	1,111,709	1,240,551	7,154	10,800	-	-	-	-

Contract owners’ equity end of period	$1,271,643	1,111,709	3,204	7,154	-	-	53,148	-

CHANGES IN UNITS:
Beginning units	30,841	33,769	346	506	-	-	-	-
Units purchased	2,282	1,847	2	-	546	-	5,590	-
Units redeemed	(4,339)	(4,775)	(205)	(160)	(546)	-	(464)	-

Ending units	28,784	30,841	143	346	-	-	5,126	-

	EIF		NVRE1		AMGP		AMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$16	19	(10)	4,874	216	267	(1)	(3)
Realized gain (loss) on investments	(132)	319	(60,003)	(29,948)	(27,738)	3,938	(128)	(71)
Change in unrealized gain (loss) on investments	155	(425)	52,164	(28,277)	17,491	(21,750)	82	-
Reinvested capital gains	-	-	-	37,520	11,655	14,380	16	68

Net increase (decrease) in contract owners’ equity resulting from operations	39	(87)	(7,849)	(15,831)	1,624	(3,165)	(31)	(6)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	18	-	-	-
Transfers between funds	42	55	(180,583)	(14,969)	(48,686)	(33,186)	23	(221)
Surrenders (note 6)	(734)	-	-	(54,186)	-	(3,270)	(411)	-
Death benefits (note 4)	-	-	-	-	(856)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40)	(52)	-	(8,150)	(1,569)	(1,574)	(23)	(30)
Adjustments to maintain reserves	(1)	(12)	14	(11)	(11)	7	(5)	22

Net equity transactions	(733)	(9)	(180,569)	(77,316)	(51,104)	(38,023)	(416)	(229)

Net change in contract owners’ equity	(694)	(96)	(188,418)	(93,147)	(49,480)	(41,188)	(447)	(235)
Contract owners’ equity beginning of period	1,379	1,475	188,418	281,565	54,302	95,490	799	1,034

Contract owners’ equity end of period	$685	1,379	-	188,418	4,822	54,302	352	799

CHANGES IN UNITS:
Beginning units	71	71	6,405	9,036	2,345	3,909	26	34
Units purchased	2	3	-	-	-	-	1	-
Units redeemed	(43)	(3)	(6,405)	(2,631)	(2,153)	(1,564)	(16)	(8)

Ending units	30	71	-	6,405	192	2,345	11	26

	AMTP		ALVGIA		ALVIVA		ACVCA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,207	2,035	311	525	1,070	2,362	-	-
Realized gain (loss) on investments	2,782	2,889	(53)	179	1,075	1,668	(14)	(12)
Change in unrealized gain (loss) on investments	56,514	(84,753)	1,909	(267)	(2,261)	(1,280)	(5)	(18)
Reinvested capital gains	34,955	30,510	2,489	-	-	-	8	26

Net increase (decrease) in contract owners’ equity resulting from operations	96,458	(49,319)	4,656	437	(116)	2,750	(11)	(4)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	2,455	(17,783)	1,379	5,564	(187)	(1)
Surrenders (note 6)	-	-	-	-	-	-	(104)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,638)	(4,386)	(699)	(696)	(4,007)	(3,654)	(8)	(17)
Adjustments to maintain reserves	10	(16)	(13)	24	1	(5)	(12)	(7)

Net equity transactions	(4,628)	(4,402)	1,743	(18,455)	(2,627)	1,905	(311)	(25)

Net change in contract owners’ equity	91,830	(53,721)	6,399	(18,018)	(2,743)	4,655	(322)	(29)
Contract owners’ equity beginning of period	359,498	413,219	43,840	61,858	98,946	94,291	396	425

Contract owners’ equity end of period	$451,328	359,498	50,239	43,840	96,203	98,946	74	396

CHANGES IN UNITS:
Beginning units	19,164	19,379	1,553	2,223	11,642	11,359	11	12
Units purchased	-	-	74	-	246	700	-	-
Units redeemed	(227)	(215)	(24)	(670)	(489)	(417)	(9)	(1)

Ending units	18,937	19,164	1,603	1,553	11,399	11,642	2	11

	ACVIG		ACVI		ACVMV1		ACVU1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,146	11,664	6,143	1,026	2,455	719	14	56
Realized gain (loss) on investments	40,862	78,532	(1,618)	1,950	8,105	29,232	2,987	3,569
Change in unrealized gain (loss) on investments	4,350	(180,485)	(50,590)	1,995	25,979	(31,844)	(3,523)	(4,738)
Reinvested capital gains	10,680	53,171	-	-	9,502	3,688	846	2,784

Net increase (decrease) in contract owners’ equity resulting from operations	68,038	(37,118)	(46,065)	4,971	46,041	1,795	324	1,671

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	123	-	-	-	-	-	-	-
Transfers between funds	(77,325)	(111,289)	(7,228)	(1,456)	168,945	(132,318)	(2,128)	1,260
Surrenders (note 6)	(9,608)	(13,380)	(1,238)	-	(57,895)	-	(5,282)	-
Death benefits (note 4)	(3,106)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,177)	(11,429)	(33,955)	(27,934)	(5,322)	(5,430)	(576)	(606)
Adjustments to maintain reserves	19	(8)	16	(13)	(7)	1	11	(3)

Net equity transactions	(101,074)	(136,106)	(42,405)	(29,403)	105,721	(137,747)	(7,975)	651

Net change in contract owners’ equity	(33,036)	(173,224)	(88,470)	(24,432)	151,762	(135,952)	(7,651)	2,322
Contract owners’ equity beginning of period	604,631	777,855	817,580	842,012	-	135,952	29,456	27,134

Contract owners’ equity end of period	$571,595	604,631	729,110	817,580	151,762	-	21,805	29,456

CHANGES IN UNITS:
Beginning units	27,572	33,394	45,639	47,241	-	7,383	1,361	1,329
Units purchased	-	-	-	-	7,111	-	-	60
Units redeemed	(4,546)	(5,822)	(2,463)	(1,602)	(271)	(7,383)	(394)	(28)

Ending units	23,026	27,572	43,176	45,639	6,840	-	967	1,361

	ACVV		DVSCS		DCAP		DVIV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,309	26,405	31,336	24,299	6,119	6,991	57,397	6,518
Realized gain (loss) on investments	(58,453)	242,607	(121,540)	105,431	4,256	24,303	(548,096)	(2,816)
Change in unrealized gain (loss) on investments	56,925	(326,642)	621,375	(503,952)	(43,949)	(67,437)	392,930	(366,955)
Reinvested capital gains	-	-	374,606	295,097	65,178	22,961	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	781	(57,630)	905,777	(79,125)	31,604	(13,182)	(97,769)	(363,253)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(2)	4,656	-	6	-	-	-
Transfers between funds	(417,352)	30,815	(536,388)	(320,504)	(49,599)	(96,995)	(3,534,158)	3,655,344
Surrenders (note 6)	(58,076)	(134,620)	(17,473)	(3,510)	(7,199)	(1,440)	(3,851)	(122,288)
Death benefits (note 4)	-	-	(117,551)	-	(277)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,143)	(35,091)	(42,769)	(40,771)	(6,178)	(6,421)	(21,917)	(45,238)
Adjustments to maintain reserves	2	(8)	4	2	(5)	2	9	(11)

Net equity transactions	(480,569)	(138,906)	(709,521)	(364,783)	(63,252)	(104,854)	(3,559,917)	3,487,807

Net change in contract owners’ equity	(479,788)	(196,536)	196,256	(443,908)	(31,648)	(118,036)	(3,657,686)	3,124,554
Contract owners’ equity beginning of period	654,020	850,556	3,923,154	4,367,062	457,453	575,489	3,660,771	536,217

Contract owners’ equity end of period	$174,232	654,020	4,119,410	3,923,154	425,805	457,453	3,085	3,660,771

CHANGES IN UNITS:
Beginning units	21,902	27,309	140,444	152,384	20,383	24,947	200,674	28,523
Units purchased	-	-	9,781	520	-	-	-	174,505
Units redeemed	(17,047)	(5,407)	(32,649)	(12,460)	(2,756)	(4,564)	(200,502)	(2,354)

Ending units	4,855	21,902	117,576	140,444	17,627	20,383	172	200,674

	FQB		FAMP		FCS		FEIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(10,135)	88	22,304	36,577	295	3,386	2,226	4,208
Realized gain (loss) on investments	1,824	(57)	(241,425)	153,862	(55,788)	141,136	(6,103)	18,774
Change in unrealized gain (loss) on investments	43,979	(41)	90,086	(381,884)	33,520	(198,018)	11,916	(43,796)
Reinvested capital gains	-	-	104,407	199,722	47,156	56,558	9,137	14,044

Net increase (decrease) in contract owners’ equity resulting from operations	35,668	(10)	(24,628)	8,277	25,183	3,062	17,176	(6,770)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	5	924	114	(1)	34	(1)
Transfers between funds	6,928,300	(239)	(835,015)	(488,758)	(364,434)	57,844	1,651	(57,555)
Surrenders (note 6)	(1,276)	-	-	-	(21,466)	(21,420)	(32,464)	(4,800)
Death benefits (note 4)	-	-	-	(31,847)	(5,752)	-	(1,301)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,288)	(85)	(19,154)	(31,338)	(18,397)	(23,355)	(4,293)	(4,505)
Adjustments to maintain reserves	31	3	5	8	2	(11)	20	(16)

Net equity transactions	6,853,767	(321)	(854,159)	(551,011)	(409,933)	13,057	(36,353)	(66,877)

Net change in contract owners’ equity	6,889,435	(331)	(878,787)	(542,734)	(384,750)	16,119	(19,177)	(73,647)
Contract owners’ equity beginning of period	2,392	2,723	2,684,923	3,227,657	603,611	587,492	141,348	214,995

Contract owners’ equity end of period	$6,891,827	2,392	1,806,136	2,684,923	218,861	603,611	122,171	141,348

CHANGES IN UNITS:
Beginning units	113	128	138,023	165,744	18,198	17,806	6,496	9,453
Units purchased	317,639	-	-	-	219	1,695	70	-
Units redeemed	(3,367)	(15)	(47,717)	(27,721)	(11,807)	(1,303)	(1,792)	(2,957)

Ending units	314,385	113	90,306	138,023	6,610	18,198	4,774	6,496

	FGOS		FGS		FHIS		FIGBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(53)	(511)	(598)	(967)	401	1,203	4,721	5,403
Realized gain (loss) on investments	14,956	20,239	134,030	90,122	(1,795)	(390)	(1,538)	(20,193)
Change in unrealized gain (loss) on investments	(21,526)	(32,138)	(190,098)	(58,314)	2,144	(1,534)	7,256	(10,502)
Reinvested capital gains	4,712	25,976	23,672	27,207	-	-	131	191

Net increase (decrease) in contract owners’ equity resulting from operations	(1,911)	13,566	(32,994)	58,048	750	(721)	10,570	(25,101)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(37,156)	(24,434)	(446,114)	(30,509)	151	(5,413)	33	68,792
Surrenders (note 6)	(8,352)	-	(21,758)	(138,948)	(9,707)	-	(36,951)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(673)	(1,333)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,452)	(3,807)	(4,748)	(24,725)	(525)	(677)	(17,004)	(20,021)
Adjustments to maintain reserves	7	1	13	(7)	13	(2)	(1)	6

Net equity transactions	(48,953)	(28,240)	(473,280)	(195,522)	(10,068)	(6,092)	(53,923)	48,777

Net change in contract owners’ equity	(50,864)	(14,674)	(506,274)	(137,474)	(9,318)	(6,813)	(43,353)	23,676
Contract owners’ equity beginning of period	259,642	274,316	734,795	872,269	17,679	24,492	270,553	246,877

Contract owners’ equity end of period	$208,778	259,642	228,521	734,795	8,361	17,679	227,200	270,553

CHANGES IN UNITS:
Beginning units	13,238	14,716	29,622	37,550	1,100	1,463	17,919	16,195
Units purchased	-	-	-	-	9	-	2	3,028
Units redeemed	(2,593)	(1,478)	(20,452)	(7,928)	(653)	(363)	(3,503)	(1,304)

Ending units	10,645	13,238	9,170	29,622	456	1,100	14,418	17,919

	FMCS		FOS		FVSS		GVMCE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$134	202	498	896	14	31	(1,111)	1,896
Realized gain (loss) on investments	(32,456)	28,908	2,620	3,918	(392)	1,150	(155,600)	102,226
Change in unrealized gain (loss) on investments	19,525	(85,184)	(7,577)	(2,850)	330	(762)	148,290	(329,847)
Reinvested capital gains	4,726	59,883	81	88	-	12	19	97,372

Net increase (decrease) in contract owners’ equity resulting from operations	(8,071)	3,809	(4,378)	2,052	(48)	431	(8,402)	(128,353)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(2)	-	-	-	4,108	2
Transfers between funds	(210,282)	(152,368)	(30,453)	(760)	(65)	(12,428)	(1,097,361)	(155,959)
Surrenders (note 6)	(3,860)	(66,027)	(2,283)	(390)	(2,188)	-	(35,662)	(3,120)
Death benefits (note 4)	-	-	(103)	-	-	-	(43,129)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,944)	(18,007)	(1,834)	(2,108)	(120)	(208)	(9,992)	(19,308)
Adjustments to maintain reserves	(20)	(8)	(7)	-	(14)	8	(25)	5

Net equity transactions	(217,106)	(236,410)	(34,682)	(3,258)	(2,387)	(12,628)	(1,182,061)	(178,380)

Net change in contract owners’ equity	(225,177)	(232,601)	(39,060)	(1,206)	(2,435)	(12,197)	(1,190,463)	(306,733)
Contract owners’ equity beginning of period	295,679	528,280	84,657	85,863	4,342	16,539	1,298,318	1,605,051

Contract owners’ equity end of period	$70,502	295,679	45,597	84,657	1,907	4,342	107,855	1,298,318

CHANGES IN UNITS:
Beginning units	12,096	21,249	4,848	5,076	174	641	39,002	43,651
Units purchased	-	436	-	-	-	-	-	1,084
Units redeemed	(9,528)	(9,589)	(2,089)	(228)	(104)	(467)	(36,141)	(5,733)

Ending units	2,568	12,096	2,759	4,848	70	174	2,861	39,002

	SBVSG		BNCAI		OVGR		OVGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(60)	(102)	145	(162)	864	(935)	6,207	9,849
Realized gain (loss) on investments	(3,907)	(804)	964	6,747	8,649	12,150	(375,574)	66,362
Change in unrealized gain (loss) on investments	4,756	(4,607)	(2,381)	(16,472)	(80,909)	(96,710)	141,006	(331,536)
Reinvested capital gains	902	836	3,988	5,372	56,328	104,494	78,085	86,216

Net increase (decrease) in contract owners’ equity resulting from operations	1,691	(4,677)	2,716	(4,515)	(15,068)	18,999	(150,276)	(169,109)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18	-	-	-	-	-	768	4
Transfers between funds	(31,536)	(51,302)	(12,690)	(12,421)	350	(361)	(3,202,184)	3,749,852
Surrenders (note 6)	-	(2,130)	-	-	(5,249)	-	(16,098)	(5,909)
Death benefits (note 4)	(532)	-	-	-	-	-	(39,816)	-
Net policy repayments (loans) (note 5)	-	-	-	-	(664)	(1,362)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(784)	(1,082)	(952)	(966)	(13,743)	(13,817)	(36,502)	(42,683)
Adjustments to maintain reserves	-	(4)	(10)	16	2	6	6	(5)

Net equity transactions	(32,834)	(54,518)	(13,652)	(13,371)	(19,304)	(15,534)	(3,293,826)	3,701,259

Net change in contract owners’ equity	(31,143)	(59,195)	(10,936)	(17,886)	(34,372)	3,465	(3,444,102)	3,532,150
Contract owners’ equity beginning of period	35,524	94,719	62,921	80,807	585,509	582,044	4,572,921	1,040,771

Contract owners’ equity end of period	$4,381	35,524	51,985	62,921	551,137	585,509	1,128,819	4,572,921

CHANGES IN UNITS:
Beginning units	1,951	4,962	1,815	2,214	23,189	23,809	203,339	47,984
Units purchased	-	-	-	-	15	-	-	157,233
Units redeemed	(1,723)	(3,011)	(391)	(399)	(829)	(620)	(153,061)	(1,878)

Ending units	228	1,951	1,424	1,815	22,375	23,189	50,278	203,339

	OVGI		OVAG		PMVAAA		PMVLDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$21	44	(19)	(40)	401	10,863	10,357	29,030
Realized gain (loss) on investments	137	1,243	(914)	5,309	(62,323)	(17,491)	(1,707)	(9,101)
Change in unrealized gain (loss) on investments	(287)	(2,104)	(45)	(5,754)	58,477	(28,624)	807	(13,507)
Reinvested capital gains	288	962	514	1,419	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159	145	(464)	934	(3,445)	(35,252)	9,457	6,422

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	36	(306)	(73)	649	(239,685)	27,867	460	(787,904)
Surrenders (note 6)	(867)	-	(6,457)	-	(21,476)	(73,474)	(22,479)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(841)	(1,621)	(682)	(1,370)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,155)	(1,734)	(1,237)	(1,818)	(1,156)	(11,977)	(27,128)	(27,089)
Adjustments to maintain reserves	-	1	17	(8)	2	1	16	(19)

Net equity transactions	(2,827)	(3,660)	(8,432)	(2,547)	(262,315)	(57,583)	(49,131)	(815,012)

Net change in contract owners’ equity	(2,668)	(3,515)	(8,896)	(1,613)	(265,760)	(92,835)	(39,674)	(808,590)
Contract owners’ equity beginning of period	3,880	7,395	14,521	16,134	283,787	376,622	862,505	1,671,095

Contract owners’ equity end of period	$1,212	3,880	5,625	14,521	18,027	283,787	822,831	862,505

CHANGES IN UNITS:
Beginning units	196	385	672	794	17,379	20,939	57,951	112,345
Units purchased	2	-	-	26	-	-	31	55
Units redeemed	(143)	(189)	(417)	(148)	(16,399)	(3,560)	(3,326)	(54,449)

Ending units	55	196	255	672	980	17,379	54,656	57,951

	PMVRRA		PMVTRA		PIHYB1		AVIE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$50,045	99,088	19,812	82,107	1,294	20,391	9	105
Realized gain (loss) on investments	(90,625)	(96,206)	(31,877)	(185,265)	(75,715)	(29,562)	(810)	923
Change in unrealized gain (loss) on investments	160,566	(64,595)	52,674	387,672	72,362	(34,025)	1,799	(1,231)
Reinvested capital gains	-	-	-	8,784	-	17,975	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	119,986	(61,713)	40,609	293,298	(2,059)	(25,221)	998	(203)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,587	(8)	29	(111)	-	-	-	-
Transfers between funds	17,553	(291,987)	251,986	(20,289,118)	(356,601)	172,590	79,846	403
Surrenders (note 6)	(20,862)	(88,320)	(437,960)	(42,802)	(15,679)	(109,567)	(4,206)	-
Death benefits (note 4)	(57,350)	-	(2,173)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,886)	(52,643)	(45,019)	(88,666)	(847)	(15,052)	(418)	(285)
Adjustments to maintain reserves	(170)	(15)	78	1,289	(190)	(21)	11	(6)

Net equity transactions	(117,128)	(432,973)	(233,059)	(20,419,408)	(373,317)	47,950	75,233	112

Net change in contract owners’ equity	2,858	(494,686)	(192,450)	(20,126,110)	(375,376)	22,729	76,231	(91)
Contract owners’ equity beginning of period	2,450,467	2,945,153	814,887	20,940,997	388,903	366,174	7,866	7,957

Contract owners’ equity end of period	$2,453,325	2,450,467	622,437	814,887	13,527	388,903	84,097	7,866

CHANGES IN UNITS:
Beginning units	137,680	160,596	42,468	1,088,349	15,334	13,835	342	337
Units purchased	5,443	12,724	-	-	-	2,061	3,551	17
Units redeemed	(11,752)	(35,640)	(10,799)	(1,045,881)	(14,866)	(562)	(211)	(12)

Ending units	131,371	137,680	31,669	42,468	468	15,334	3,682	342

	ROCMC		TREI2		TRLT1		TRMCG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$366	(325)	1,227	18,916	7,704	5,790	(867)	(616)
Realized gain (loss) on investments	(5,920)	(16,182)	(1,817)	(141,289)	(5,730)	(1,233)	7,746	12,355
Change in unrealized gain (loss) on investments	19,761	(5,760)	3,781	(7,286)	4,641	(6,374)	4,269	(28,515)
Reinvested capital gains	-	6,067	7,278	28,977	-	-	19,326	31,261

Net increase (decrease) in contract owners’ equity resulting from operations	14,207	(16,200)	10,469	(100,682)	6,615	(1,817)	30,474	14,485

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	(195)	4	70	-	-	(1)
Transfers between funds	(13,215)	(33,079)	39,111	(1,346,303)	(39,554)	557,902	115,309	(30,882)
Surrenders (note 6)	(4,044)	-	(21,839)	-	(2,755)	(16,680)	(73,362)	-
Death benefits (note 4)	-	-	(22,406)	-	(15,895)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,467)	(4,319)	(1,940)	(17,556)	(9,040)	(15,731)	(9,213)	(4,638)
Adjustments to maintain reserves	-	(5)	(8)	-	25	(83)	(6)	(23)

Net equity transactions	(19,726)	(37,403)	(7,277)	(1,363,855)	(67,149)	525,408	32,728	(35,544)

Net change in contract owners’ equity	(5,519)	(53,603)	3,192	(1,464,537)	(60,534)	523,591	63,202	(21,059)
Contract owners’ equity beginning of period	99,094	152,697	85,706	1,550,243	889,455	365,864	230,789	251,848

Contract owners’ equity end of period	$93,575	99,094	88,898	85,706	828,921	889,455	293,991	230,789

CHANGES IN UNITS:
Beginning units	3,761	5,065	3,524	59,068	85,918	35,360	4,898	5,666
Units purchased	-	69	1,495	-	21,872	56,350	1,810	-
Units redeemed	(789)	(1,373)	(1,936)	(55,544)	(28,602)	(5,792)	(809)	(768)

Ending units	2,972	3,761	3,083	3,524	79,188	85,918	5,899	4,898

	TRNAG1		TRBCGP		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(6)	(14)	(81)	(82)	2,679	4,312	13	(230)
Realized gain (loss) on investments	(599)	93	2,010	6,838	(32,945)	(27,742)	(463)	(63,494)
Change in unrealized gain (loss) on investments	194	(175)	(1,694)	(3,286)	23,018	(260,698)	1,103	37,836
Reinvested capital gains	109	516	-	-	6,120	78,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(302)	420	235	3,470	(1,128)	(205,934)	653	(25,888)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	11	-	-	-	-	-
Transfers between funds	(176)	(1,001)	5,567	(43,831)	31,431	(4,712)	(27)	(235,491)
Surrenders (note 6)	(2,682)	-	-	(1,710)	(34,501)	(47,629)	(2,076)	-
Death benefits (note 4)	-	-	(479)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(144)	(187)	(956)	(911)	(51,489)	(47,220)	(127)	(11,039)
Adjustments to maintain reserves	(21)	11	4	8	(2)	11	(4)	7

Net equity transactions	(3,023)	(1,177)	4,147	(46,444)	(54,561)	(99,550)	(2,234)	(246,523)

Net change in contract owners’ equity	(3,325)	(757)	4,382	(42,974)	(55,689)	(305,484)	(1,581)	(272,411)
Contract owners’ equity beginning of period	5,525	6,282	32,416	75,390	1,205,169	1,510,653	3,793	276,204

Contract owners’ equity end of period	$2,200	5,525	36,798	32,416	1,149,480	1,205,169	2,212	3,793

CHANGES IN UNITS:
Beginning units	203	250	1,881	4,846	41,311	44,426	177	8,556
Units purchased	-	-	328	-	812	-	-	708
Units redeemed	(123)	(47)	(85)	(2,965)	(2,663)	(3,115)	(105)	(9,087)

Ending units	80	203	2,124	1,881	39,460	41,311	72	177

	WRMCG		WRRESP		SVOF		CAF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,750)	(2,254)	263	896	6	(2)	27	73
Realized gain (loss) on investments	(76,461)	(2,382)	(663)	(7,128)	(95)	103	3,985	1,571
Change in unrealized gain (loss) on investments	69,634	(132,561)	(3,261)	(2,894)	69	(218)	(9,310)	(6,479)
Reinvested capital gains	38,654	79,890	3,055	10,929	36	85	4,804	7,269

Net increase (decrease) in contract owners’ equity resulting from operations	30,077	(57,307)	(606)	1,803	16	(32)	(494)	2,434

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,023	2	-	-	-	-	-	-
Transfers between funds	(187,313)	97,909	(624)	(23,473)	22	(199)	(58,156)	4,459
Surrenders (note 6)	(207)	-	(40,992)	-	(429)	-	(3,110)	-
Death benefits (note 4)	(31,384)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,306)	(10,386)	(2,197)	(4,173)	(23)	(28)	(355)	(935)
Adjustments to maintain reserves	9	(1)	(1)	(6)	(14)	13	248	1

Net equity transactions	(224,178)	87,524	(43,814)	(27,652)	(444)	(214)	(61,373)	3,525

Net change in contract owners’ equity	(194,101)	30,217	(44,420)	(25,849)	(428)	(246)	(61,867)	5,959
Contract owners’ equity beginning of period	858,877	828,660	77,047	102,896	795	1,041	61,867	55,908

Contract owners’ equity end of period	$664,776	858,877	32,627	77,047	367	795	-	61,867

CHANGES IN UNITS:
Beginning units	64,625	58,601	3,635	5,074	34	43	4,531	4,275
Units purchased	7,262	6,760	-	4	-	-	-	325
Units redeemed	(24,632)	(736)	(2,155)	(1,443)	(20)	(9)	(4,531)	(69)

Ending units	47,255	64,625	1,480	3,635	14	34	-	4,531

	AMVGS2		FTVGB1		ACGI		MVRISC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(1)	-	13,418	-	(180)	-	2,197
Realized gain (loss) on investments	-	273	-	(21,522)	-	28,028	-	17,695
Change in unrealized gain (loss) on investments	-	(146)	-	4,380	-	(23,951)	-	(14,072)
Reinvested capital gains	-	-	-	863	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	126	-	(2,861)	-	3,897	-	5,820

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	(2,337)	-	(249,122)	-	(161,532)	-	(93,497)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(42)	-	(10,690)	-	(6,571)	-	(1,315)
Adjustments to maintain reserves	-	-	-	2	-	4	-	(4)

Net equity transactions	-	(2,379)	-	(259,810)	-	(168,099)	-	(94,816)

Net change in contract owners’ equity	-	(2,253)	-	(262,671)	-	(164,202)	-	(88,996)
Contract owners’ equity beginning of period	-	2,253	-	262,671	-	164,202	-	88,996

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	163	-	26,047	-	9,681	-	9,059
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(163)	-	(26,047)	-	(9,681)	-	(9,059)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)*

Bond Fund - Class 2 (AMVBD2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

New World Fund - Class 2 (AMVNW2)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)*

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)*

International Value Portfolio - Initial Shares (DVIV)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

VI Growth and Income Fund - Series I Shares (ACGI)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Lord Abbett Series Fund Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

New Discovery Series - Service Class (MNDSC)*

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)*

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)*

AB FUNDS

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)*

High Income Portfolio - Initial Class (FHIP)*

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Initial Class (FGP)*

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Mid Cap Value - Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

LEGG MASON

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LINCOLN FUNDS

Baron Growth Opportunities Fund Service Class (BNCAI)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PIONEER FUNDS

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

PUTNAM INVESTMENTS

VT Small Cap Value Fund: Class IB (PVTSCB)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)*

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)*

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•

For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued prior to September 9, 2002, 9.0% plus 6.5% of Premium payments for the base (non-rider) portion of the specified amount in excess of target Premium plus 6.5% of Premium payments for the rider portion of the specified amount (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $0 and $0, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $43,466 and $677,948, respectively, and total transfers from the Account to the fixed account were $1,910,283 and $2,581,465, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$162,565,541	$-	$-	$162,565,541

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)	$191,696	$149,852
International Fund - Class 2 (AMVI2)	7,518	7,309
Large Cap Core V.I. Fund - Class II (MLVLC2)	218	2,193
VP S&P 500 Index Portfolio (CVSPIP)	143	2,624
VIP Small Cap Value Series: Service Class (DWVSVS)	76,731	551
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,265,368	3,669,636
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,252	6,438
Floating-Rate Income Fund (ETVFR)	425	418,055
Small Cap Value Securities Fund - Class 2 (FTVSV2)	515,587	683,656
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,184	12,092
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,128,182	96,611
Balanced Portfolio: Service Shares (JABS)	6,691	93,359
Enterprise Portfolio: Service Shares (JAMGS)	71,626	3,058
Forty Portfolio: Service Shares (JACAS)	9,996	20,633
Global Technology Portfolio: Service Shares (JAGTS)	2,146	36,122
Overseas Portfolio: Service Shares (JAIGS)	115,045	158,881
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,319	2,043
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	373,437	10,483
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	149,610	6,021
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	1,169,558	153,103
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	1,030	5,828
Value Series - Service Class (MVFSC)	489,147	314,162
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	300,271	304,031
Emerging Markets Debt Portfolio - Class I (MSEM)	1,533	15,175
Global Real Estate Portfolio - Class II (VKVGR2)	-	214,425
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	15,327	82,052
U.S. Real Estate Portfolio - Class I (MSVRE)	9,042	25,171
NVIT Bond Index Fund Class I (NVBX)	1,886,171	1,599,978
Federated NVIT High Income Bond Fund - Class I (HIBF)	57,857	77,090
NVIT Emerging Markets Fund - Class I (GEM)	5,666	32,818
NVIT International Equity Fund - Class I (GIG)	543,570	18,368
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	16	298
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,668	23,769
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	51	678
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,888	30,799
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	583	5,022
NVIT Nationwide Fund - Class I (TRF)	1,948	1,897
NVIT Government Bond Fund - Class I (GBF)	94,994	140,860
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	9,170	7,126
NVIT Mid Cap Index Fund - Class I (MCIF)	2,089,259	2,784,795
NVIT Money Market Fund - Class I (SAM)	-	3,755
NVIT Money Market Fund - Class V (SAM5)	10,725,100	10,703,789
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	7,204	25,637
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	802	6,256
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	95	827
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	119	434
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,554	216,127
NVIT Multi-Manager Small Company Fund - Class I (SCF)	350,263	265,420
NVIT Multi-Sector Bond Fund - Class I (MSBF)	437	4,561
NVIT Short Term Bond Fund - Class I (NVSTB1)	350,095	359,914
NVIT Large Cap Growth Fund - Class I (NVOLG1)	72,722	9,983
Invesco NVIT Comstock Value Fund - Class I (EIF)	58	774
NVIT Real Estate Fund - Class I (NVRE1)	-	180,593
Guardian Portfolio - I Class Shares (AMGP)	25,464	64,687
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	36	432
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	38,144	5,620
VPS Growth and Income Portfolio - Class A (ALVGIA)	9,266	4,710
VPS International Value Portfolio - Class A (ALVIVA)	13,779	15,337
VP Capital Appreciation Fund - Class I (ACVCA)	13	303
VP Income & Growth Fund - Class I (ACVIG)	70,459	148,728
VP International Fund - Class I (ACVI)	8,185	44,462
VP Mid Cap Value Fund - Class I (ACVMV1)	187,431	69,746
VP Ultra(R) Fund - Class I (ACVU1)	3,829	10,955
VP Value Fund - Class I (ACVV)	3,764	482,025
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,102,863	1,406,446
Appreciation Portfolio - Initial Shares (DCAP)	74,890	66,841
International Value Portfolio - Initial Shares (DVIV)	60,654	3,563,183
Quality Bond Fund II - Primary Shares (FQB)	6,972,814	129,213
VIP Asset Manager Portfolio - Initial Class (FAMP)	491,409	1,218,863
VIP Contrafund(R) Portfolio - Service Class (FCS)	127,546	490,030
VIP Equity-Income Portfolio - Service Class (FEIS)	27,807	52,818
VIP Growth Opportunities Portfolio - Service Class (FGOS)	5,459	49,759
VIP Growth Portfolio - Service Class (FGS)	26,052	476,272
VIP High Income Portfolio - Service Class (FHIS)	775	10,456
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	7,101	56,170
VIP Mid Cap Portfolio - Service Class (FMCS)	7,499	219,724
VIP Overseas Portfolio - Service Class (FOS)	1,970	36,066
VIP Value Strategies Portfolio - Service Class (FVSS)	129	2,488
Mid Cap Value - Institutional Shares (GVMCE)	162,753	1,345,881
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	4,867	36,858
Baron Growth Opportunities Fund Service Class (BNCAI)	4,276	13,785
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	58,667	20,782
Global Securities Fund/VA - Non-Service Shares (OVGS)	291,921	3,501,460
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	343	2,861
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	717	8,670
All Asset Portfolio - Administrative Class (PMVAAA)	1,007	262,924
Low Duration Portfolio - Administrative Class (PMVLDA)	13,720	52,509
Real Return Portfolio - Administrative Class (PMVRRA)	480,281	547,194
Total Return Portfolio - Administrative Class (PMVTRA)	529,662	742,987
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	1,810	373,643
VI International Growth Fund - Series I Shares (AVIE)	83,349	8,118
Micro-Cap Portfolio - Investment Class (ROCMC)	9,826	29,186
Equity Income Portfolio - II (TREI2)	28,369	27,132
Limited-Term Bond Portfolio (TRLT1)	638,406	697,876
Mid-Cap Growth Portfolio - II (TRMCG2)	191,273	140,080
New America Growth Portfolio (TRNAG1)	198	3,097
Blue Chip Growth Portfolio (TRBCGP)	13,758	9,695
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	44,831	90,592
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	255	2,471
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	150,526	337,809
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	5,526	46,021
Advantage VT Opportunity Fund - Class 2 (SVOF)	63	450
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	4,924	61,462

	$36,099,038	$39,984,009

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Small Capitalization Fund - Class 2 (AMVGS2)
2014			0.25%	163			$13.82	2,253	0.11%			1.87%
2013			0.25%	186			13.57	2,524	1.10%			27.96%
2012			0.25%	77			10.60	816	1.26%			17.88%
Growth Fund - Class 2 (AMVGR2)
2016			0.25%	51,707			19.13	988,921	0.77%			9.21%
2015			0.25%	53,993			17.51	945,515	0.58%			6.59%
2014			0.25%	59,749			16.43	981,613	0.77%			8.24%
2013			0.25%	83,379			15.18	1,265,569	0.92%			29.78%
2012			0.25%	101,345			11.70	1,185,315	0.74%			17.60%
International Fund - Class 2 (AMVI2)
2016			0.20%	4,762			10.71	51,022	1.38%			3.33%
2015			0.20%	5,235			10.37	54,284	1.57%			-4.72%
2014			0.20%	4,072			10.88	44,315	2.30%			-2.85%
2013			0.20%	1,359			11.20	15,223	1.44%			21.39%
2012			0.20%	1,220			9.23	11,258	0.31%			17.67%
Large Cap Core V.I. Fund - Class II (MLVLC2)
2016			0.25%	76			21.71	1,650	0.89%			10.13%
2015			0.25%	190			19.71	3,745	1.60%			0.09%
VP S&P 500 Index Portfolio (CVSPIP)
2016			0.25%	171			12.37	2,116	1.05%			11.30%
2015			0.25%	407			11.12	4,524	0.26%			0.73%
2014			0.25%	190			11.04	2,097	1.62%			10.36%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2016			0.25%	4,438			17.41	77,259	0.17%			30.76%
2015			0.25%	109			13.31	1,451	0.46%			-6.70%
2014			0.25%	119			14.27	1,698	0.33%			5.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.10%	to	0.25%	762,574	22.85	to	25.88	18,069,259	2.02%	11.60%	to	11.43%
2015	0.10%	to	0.25%	825,078	20.47	to	23.23	17,517,876	1.84%	1.01%	to	0.85%
2014	0.10%	to	0.25%	957,471	20.27	to	23.03	20,167,166	1.77%	13.31%	to	13.14%
2013	0.10%	to	0.25%	977,124	17.89	to	20.36	18,219,808	1.83%	31.90%	to	31.70%
2012	0.10%	to	0.25%	1,172,345	13.56	to	15.46	16,717,603	2.05%	15.62%	to	15.45%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016			0.25%	483			20.54	9,919	1.16%			10.10%
2015			0.25%	829			18.65	15,463	1.35%			-3.44%
2014			0.25%	5,328			19.32	102,916	0.58%			13.17%
2013			0.25%	633			17.07	10,804	1.19%			34.01%
2012			0.25%	1,519			12.74	19,347	0.77%			11.69%
Floating-Rate Income Fund (ETVFR)
2015			0.25%	38,216			10.94	418,082	3.35%			-1.24%
2014			0.25%	36,335			11.08	402,493	1.68%			0.32%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.20%	to	0.25%	76,561	26.49	to	26.33	2,016,362	0.82%	29.93%	to	29.86%
2015	0.20%	to	0.25%	98,701	20.39	to	20.28	2,001,612	0.63%	-7.57%	to	-7.62%
2014	0.20%	to	0.25%	131,977	22.06	to	21.95	2,897,052	0.63%	0.37%	to	0.32%
2013	0.20%	to	0.25%	173,857	21.97	to	21.88	3,804,134	1.32%	35.97%	to	35.90%
2012	0.20%	to	0.25%	212,425	16.16	to	16.10	3,420,190	0.80%	18.15%	to	18.09%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.20%	to	0.25%	876	22.87	to	22.71	19,896	2.01%	6.96%	to	6.91%
2015	0.20%	to	0.25%	1,433	21.38	to	21.24	30,443	3.18%	-6.68%	to	-6.73%
2014	0.20%	to	0.25%	1,530	22.92	to	22.77	34,847	2.04%	-11.31%	to	-11.35%
2013	0.20%	to	0.25%	7,109	25.84	to	25.69	182,647	2.36%	22.72%	to	22.66%
2012	0.20%	to	0.25%	8,854	21.05	to	20.94	185,450	2.99%	18.00%	to	17.94%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013			0.25%	18,071			16.77	303,126	4.40%			1.38%
2012			0.25%	21,221			16.55	351,135	5.61%			14.78%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014			0.25%	26,047			$10.08	262,671	0.00%			0.85%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012			0.25%	366			9.81	3,591	0.00%			-1.89%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016			0.25%	37,838			31.78	1,202,325	0.02%			14.41%
2015			0.25%	1,029			27.77	28,579	1.15%			-2.90%
2014			0.25%	2,408			28.60	68,875	0.00%			14.82%
Balanced Portfolio: Service Shares (JABS)
2016			0.25%	2,975			27.84	82,832	1.71%			4.06%
2015			0.25%	6,402			26.76	171,288	1.55%			0.16%
2014	0.20%	to	0.25%	8,306	26.88	to	26.71	221,881	1.52%	8.02%	to	7.97%
2013	0.20%	to	0.25%	5,558	24.88	to	24.74	137,520	2.42%	19.56%	to	19.50%
2012	0.20%	to	0.25%	5,026	20.81	to	20.70	104,059	2.44%	13.15%	to	13.09%
Enterprise Portfolio: Service Shares (JAMGS)
2016			0.25%	6,525			10.77	70,288	0.02%			7.72%	****
Forty Portfolio: Service Shares (JACAS)
2016			0.25%	2,704			19.97	53,989	0.86%			1.69%
2015			0.25%	3,707			19.63	72,787	1.23%			11.66%
2014	0.20%	to	0.25%	6,839	17.72	to	17.58	120,268	0.03%	8.25%	to	8.20%
2013	0.20%	to	0.25%	7,255	16.37	to	16.25	117,917	0.51%	30.62%	to	30.56%
2012	0.20%	to	0.25%	13,122	12.53	to	12.45	163,354	0.60%	23.61%	to	23.55%
Global Technology Portfolio: Service Shares (JAGTS)
2016			0.25%	2,861			10.57	30,254	0.08%			13.57%
2015			0.25%	7,004			9.31	65,216	0.03%			4.38%
2014			0.25%	875,289			8.92	7,807,731	0.00%			9.07%
2013			0.25%	17,752			8.18	145,177	0.00%			35.05%
2012			0.25%	31,347			6.06	189,822	0.00%			18.85%
Overseas Portfolio: Service Shares (JAIGS)
2016			0.25%	96,947			12.48	1,209,847	4.98%			-6.94%
2015			0.25%	108,523			13.41	1,455,298	0.52%			-9.03%
2014			0.25%	106,879			14.74	1,575,543	5.91%			-12.32%
2013			0.25%	121,759			16.81	2,047,098	3.03%			14.00%
2012			0.25%	144,457			14.75	2,130,530	0.62%			12.90%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016			0.20%	1,587			10.24	16,253	1.18%			20.54%
2015			0.20%	1,298			8.50	11,028	0.12%			-20.21%
2014	0.20%	to	0.25%	19,460	10.65	to	10.62	206,836	1.73%	-4.83%	to	-4.87%
2013	0.20%	to	0.25%	18,727	11.19	to	11.17	209,216	1.37%	-1.44%	to	-1.49%
2012	0.20%	to	0.25%	20,917	11.35	to	11.34	237,188	0.81%	21.81%	to	21.75%
Lord Abbett Series Fund Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2016			0.25%	34,445			11.09	382,122	5.34%			11.85%
Lord Abbett Series Fund Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2013			0.25%	24			17.21	413	0.12%			29.99%
2012			0.25%	457			13.24	6,050	0.15%			14.26%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016			0.25%	13,578			10.20	138,494	2.61%			4.00%
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2016			0.25%	88,316			11.96	1,056,330	1.19%			7.91%
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2016			0.25%	8,287			9.05	74,956	1.34%			-1.16%
2015			0.25%	8,916			9.15	81,592	1.81%			-8.49%	****
Value Series - Service Class (MVFSC)
2016			0.25%	94,573			17.09	1,616,517	1.88%			13.49%
2015			0.25%	91,458			15.06	1,377,427	1.13%			-1.18%
2014			0.25%	7,747			15.24	118,071	1.28%			9.93%
2013			0.25%	9,129			13.86	126,569	1.01%			35.26%
2012			0.25%	9,603			10.25	98,436	1.34%			15.59%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016			0.25%	62,153			$22.83	1,418,651	1.13%			3.58%
2015			0.25%	64,396			22.04	1,419,014	1.56%			6.05%
2014			0.25%	83,636			20.78	1,737,768	1.75%			0.88%
2013			0.25%	96,252			20.60	1,982,452	1.31%			27.31%
2012			0.25%	112,571			16.18	1,821,129	1.31%			15.64%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016			0.25%	336			32.95	11,072	4.67%			10.28%
2015			0.25%	810			29.88	24,203	4.43%			-1.36%
2014			0.25%	17,420			30.29	527,698	2.38%			2.67%
2013			0.25%	10,054			29.50	296,640	3.69%			-8.98%
2012			0.25%	11,179			32.41	362,363	2.47%			17.67%
Global Real Estate Portfolio - Class II (VKVGR2)
2015			0.25%	20,025			11.17	223,654	2.50%			-1.66%
2014			0.25%	22,914			11.36	260,251	0.71%			13.57%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2016			0.25%	21			14.86	312	0.00%			-9.01%
2015			0.25%	4,576			16.34	74,754	0.00%			-6.13%
2014			0.25%	7,692			17.40	133,866	0.00%			1.71%
2013			0.25%	7,567			17.11	129,472	0.31%			37.14%
2012			0.25%	8,329			12.48	103,914	0.00%			8.42%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.20%	to	0.25%	555	48.48	to	50.37	26,942	1.54%	6.60%	to	6.55%
2015	0.20%	to	0.25%	869	45.48	to	47.28	39,608	1.41%	1.97%	to	1.92%
2014	0.20%	to	0.25%	1,030	44.60	to	46.39	46,001	1.55%	29.46%	to	29.40%
2013	0.20%	to	0.25%	910	34.45	to	35.85	31,408	0.14%	1.85%	to	1.80%
2012	0.20%	to	0.25%	25,358	33.82	to	35.22	891,850	0.75%	15.60%	to	15.55%
NVIT Bond Index Fund Class I (NVBX)
2016			0.25%	384,423			10.46	4,019,298	2.44%			2.01%
2015			0.25%	367,773			10.25	3,769,563	2.13%			-0.11%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.20%	to	0.25%	37,026	26.24	to	26.59	984,206	5.71%	13.93%	to	13.87%
2015	0.20%	to	0.25%	40,063	23.03	to	23.35	934,947	5.51%	-2.80%	to	-2.85%
2014	0.20%	to	0.25%	39,441	23.69	to	24.04	947,185	6.23%	2.35%	to	2.29%
2013	0.20%	to	0.25%	49,393	23.15	to	23.50	1,159,411	6.66%	6.86%	to	6.80%
2012	0.20%	to	0.25%	50,293	21.66	to	22.00	1,105,429	7.41%	14.33%	to	14.27%
NVIT Emerging Markets Fund - Class I (GEM)
2016			0.25%	30,756			22.25	684,305	0.83%			7.45%
2015			0.25%	32,190			20.71	666,566	0.84%			-16.20%
2014			0.25%	33,286			24.71	822,556	1.32%			-5.74%
2013			0.25%	34,149			26.22	895,288	1.15%			0.49%
2012			0.25%	38,432			26.09	1,002,619	0.52%			16.92%
NVIT International Equity Fund - Class I (GIG)
2016			0.25%	35,717			15.55	555,572	2.36%			0.62%
2015			0.25%	13			15.46	201	0.24%			-3.30%
2014			0.25%	79			15.99	1,263	3.87%			-0.70%
2013			0.25%	2,195			16.10	35,337	0.43%			17.54%
2012			0.25%	5,764			13.70	78,948	0.80%			15.32%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016			0.25%	4			23.00	92	1.79%			8.06%
2015			0.25%	19			21.28	404	2.74%			-1.82%
2014			0.25%	29			21.68	629	1.33%			4.21%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016			0.25%	1,185			14.30	16,950	2.13%			4.55%
2015			0.25%	2,873			13.68	39,305	2.33%			-0.90%
2014			0.25%	2,321			13.80	32,041	0.73%			3.16%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016			0.25%	27			$18.91	510	2.32%			6.55%
2015			0.25%	67			17.74	1,189	2.86%			-1.22%
2014			0.25%	82			17.96	1,473	1.50%			4.40%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016			0.25%	1,132			21.19	23,984	2.25%			7.42%
2015			0.25%	2,760			19.72	54,438	3.20%			-1.67%
2014			0.25%	2,422			20.06	48,584	1.49%			4.40%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016			0.25%	214			16.56	3,544	2.24%			5.73%
2015			0.25%	519			15.66	8,130	3.92%			-1.13%
2014			0.25%	145			15.84	2,297	1.52%			3.91%
NVIT Nationwide Fund - Class I (TRF)
2016			0.25%	6,566			21.72	142,619	1.47%			11.11%
2015			0.25%	6,645			19.55	129,901	1.24%			0.68%
2014			0.25%	6,719			19.42	130,456	1.17%			11.87%
2013			0.25%	6,796			17.36	117,953	1.34%			30.77%
2012			0.25%	7,947			13.27	105,472	1.00%			13.93%
NVIT Government Bond Fund - Class I (GBF)
2016	0.20%	to	0.25%	23,448	17.54	to	20.80	471,624	1.91%	0.54%	to	0.49%
2015	0.20%	to	0.25%	26,044	17.44	to	20.70	522,542	1.73%	-0.31%	to	-0.36%
2014	0.20%	to	0.25%	25,843	17.50	to	20.77	513,885	1.99%	4.36%	to	4.31%
2013	0.20%	to	0.25%	28,976	16.77	to	19.91	542,873	0.83%	-4.25%	to	-4.29%
2012	0.20%	to	0.25%	151,647	17.51	to	20.81	3,117,813	1.85%	2.85%	to	2.80%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013			0.25%	30			21.21	636	0.97%			26.93%
2012			0.25%	167			16.71	2,790	1.55%			15.61%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013			0.25%	7,734			15.69	121,311	2.11%			4.57%
2012			0.25%	408			15.00	6,120	1.74%			4.91%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016			0.25%	1,522			21.13	32,164	2.18%			6.88%
2015	0.20%	to	0.25%	1,552	19.91	to	19.77	30,692	1.09%	-0.53%	to	-0.58%
2014	0.20%	to	0.25%	4,194	20.02	to	19.89	83,424	2.17%	4.97%	to	4.92%
2013	0.20%	to	0.25%	1,971	19.07	to	18.96	37,367	1.45%	16.39%	to	16.34%
2012	0.20%	to	0.25%	3,360	16.38	to	16.29	54,758	1.89%	10.59%	to	10.53%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013			0.25%	2,841			20.45	58,091	1.51%			22.07%
2012			0.25%	4,093			16.75	68,559	1.51%			13.48%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013			0.25%	218			17.60	3,836	0.28%			10.22%
2012			0.25%	428			15.97	6,833	1.72%			7.77%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.20%	to	0.25%	242,410	37.35	to	48.42	9,078,674	1.14%	20.05%	to	19.99%
2015	0.20%	to	0.25%	292,359	31.11	to	40.36	9,115,640	1.07%	-2.73%	to	-2.78%
2014	0.20%	to	0.25%	313,862	31.98	to	41.51	10,043,853	1.23%	9.20%	to	9.15%
2013	0.20%	to	0.25%	271,890	29.29	to	38.03	7,968,305	1.18%	32.78%	to	32.72%
2012	0.20%	to	0.25%	263,729	22.06	to	28.66	5,828,438	1.07%	17.24%	to	17.18%
NVIT Money Market Fund - Class I (SAM)
2016			0.25%	63			13.41	845	0.00%			-0.24%
2015			0.25%	342			13.44	4,597	0.00%			-0.25%
2014			0.25%	844			13.48	11,373	0.00%			-0.25%
2013			0.25%	1,571			13.51	21,223	0.00%			-0.25%
2012			0.25%	23,201			13.54	314,207	0.00%			-0.25%
NVIT Money Market Fund - Class V (SAM5)
2016	0.20%	to	0.25%	7,999,908	11.41	to	11.33	90,872,376	0.03%	-0.17%	to	-0.22%
2015	0.20%	to	0.25%	7,982,961	11.43	to	11.35	90,850,511	0.00%	-0.20%	to	-0.25%
2014	0.20%	to	0.25%	6,335,713	11.45	to	11.38	72,204,353	0.00%	-0.20%	to	-0.25%
2013	0.20%	to	0.25%	5,830,582	11.47	to	11.41	66,596,781	0.00%	-0.20%	to	-0.25%
2012	0.20%	to	0.25%	5,176,806	11.49	to	11.44	59,252,087	0.00%	-0.20%	to	-0.25%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi - Manager Large Cap Growth Fund - Class I (NVMLG1)
2016			0.25%	928			$16.59	15,395	0.70%			1.94%
2015			0.25%	2,284			16.27	37,171	0.46%			3.18%
2014			0.25%	2,243			15.77	35,380	0.27%			10.16%
2013			0.25%	6,009			14.32	86,041	0.67%			34.40%
2012			0.25%	12,651			10.65	134,777	0.43%			16.06%
NVIT Multi - Manager Large Cap Value Fund - Class I (NVMLV1)
2016			0.25%	266			19.35	5,148	1.55%			16.06%
2015			0.25%	651			16.67	10,855	1.29%			-3.39%
2014			0.25%	655			17.26	11,305	1.10%			10.24%
2013			0.25%	861			15.66	13,480	0.89%			35.10%
2012			0.25%	3,865			11.59	44,791	1.27%			17.52%
NVIT Multi - Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016			0.25%	32			16.75	536	0.00%			6.20%
2015			0.25%	88			15.77	1,388	0.00%			-0.43%
2012			0.25%	683			11.01	7,521	0.00%			14.62%
NVIT Multi - Manager Small Cap Growth Fund - Class I (SCGF)
2016			0.25%	13			28.50	371	0.00%			8.04%
2015			0.25%	30			26.38	792	0.00%			0.50%
2014			0.25%	32			26.25	840	0.00%			2.55%
2013			0.25%	1,364			25.60	34,916	0.00%			43.93%
2012			0.25%	13,920			17.79	247,569	0.00%			13.15%
NVIT Multi - Manager Small Cap Value Fund - Class I (SCVF)
2016			0.25%	253			49.79	12,597	0.24%			25.62%
2015			0.25%	6,104			39.64	241,949	0.58%			-6.26%
2014			0.25%	8,043			42.28	340,086	0.52%			6.75%
2013			0.25%	7,264			39.61	287,712	0.75%			40.05%
2012			0.25%	10,860			28.28	307,137	0.87%			20.14%
NVIT Multi - Manager Small Company Fund - Class I (SCF)
2016			0.25%	28,784			44.18	1,271,643	0.32%			22.53%
2015	0.20%	to	0.25%	30,841	27.22	to	36.06	1,111,709	0.37%	-1.83%	to	-1.88%
2014	0.20%	to	0.25%	33,769	27.73	to	36.75	1,240,551	0.17%	0.61%	to	0.56%
2013	0.20%	to	0.25%	18,909	27.56	to	36.54	690,459	0.10%	40.62%	to	40.55%
2012	0.20%	to	0.25%	58,855	19.60	to	26.00	1,529,722	0.15%	15.27%	to	15.21%
NVIT Multi - Sector Bond Fund - Class I (MSBF)
2016			0.25%	143			22.41	3,204	2.73%			8.38%
2015			0.25%	346			20.67	7,154	1.58%			-3.13%
2014			0.25%	506			21.34	10,800	3.06%			3.62%
2013			0.25%	1,463			20.60	30,134	1.59%			-1.37%
2012			0.25%	7,603			20.88	158,777	5.70%			11.97%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016			0.25%	5,126			10.37	53,148	0.71%			3.68%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016			0.25%	30			22.84	685	2.29%			17.59%
2015			0.25%	71			19.42	1,379	1.50%			-6.53%
2014			0.25%	71			20.78	1,475	1.35%			8.90%
2013			0.25%	177			19.08	3,377	0.00%			35.30%
2012			0.25%	1,323			14.10	18,657	1.23%			18.17%
NVIT Real Estate Fund - Class I (NVRE1)
2015			0.25%	6,405			29.42	188,418	2.19%			-5.59%
2014			0.25%	9,036			31.16	281,565	3.01%			28.56%
2013			0.25%	9,171			24.24	222,283	1.54%			2.79%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2012			0.25%	6,551			13.71	89,836	2.97%			4.34%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Guardian Portfolio - I Class Shares (AMGP)
2016	0.25%	192	$25.12	4,822	0.69%	8.46%
2015	0.25%	2,345	23.16	54,302	0.69%	-5.21%
2014	0.25%	3,909	24.43	95,490	0.45%	8.76%
2013	0.25%	4,118	22.46	92,497	1.12%	38.47%
2012	0.25%	2,743	16.22	44,495	0.29%	12.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.25%	11	31.99	352	0.00%	4.14%
2015	0.25%	26	30.72	799	0.00%	1.02%
2014	0.25%	34	30.41	1,034	0.00%	7.31%
2013	0.25%	45	28.34	1,275	0.00%	32.28%
2012	0.25%	1,254	21.42	26,863	0.00%	12.13%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	0.25%	18,937	23.83	451,328	0.81%	27.05%
2015	0.25%	19,164	18.76	359,498	0.77%	-12.02%
2014	0.25%	19,379	21.32	413,219	0.75%	9.58%
2013	0.25%	19,601	19.46	381,420	1.16%	30.81%
2012	0.25%	22,906	14.88	340,752	0.43%	16.31%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2016	0.25%	1,603	31.34	50,239	0.97%	11.02%
2015	0.25%	1,553	28.23	43,840	1.37%	1.45%
2014	0.25%	2,223	27.83	61,858	5.25%	9.27%
2013	0.25%	2,542	25.47	64,734	0.45%	34.63%
2012	0.25%	80,947	18.92	1,531,183	2.06%	17.23%
VPS International Value Portfolio - Class A (ALVIVA)
2016	0.20%	11,399	8.44	96,203	1.29%	-0.70%
2015	0.20%	11,642	8.50	98,946	2.55%	2.39%
2014	0.20%	11,359	8.30	94,291	4.25%	-6.40%
2013	0.20%	7,602	8.87	67,418	6.48%	22.76%
2012	0.20%	7,048	7.22	50,917	0.33%	14.30%
VP Balanced Fund - Class I (ACVB)
2012	0.25%	16,745	16.48	275,983	2.07%	11.52%
VP Capital Appreciation Fund - Class I (ACVCA)
2016	0.25%	2	37.11	74	0.00%	2.97%
2015	0.25%	11	36.04	396	0.00%	1.68%
2014	0.25%	12	35.45	425	0.00%	7.87%
2012	0.25%	17,464	25.16	439,426	0.00%	15.71%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.25%	23,026	24.82	571,595	2.34%	13.20%
2015	0.25%	27,572	21.93	604,631	2.07%	-5.86%
2014	0.25%	33,394	23.29	777,855	2.04%	12.22%
2013	0.25%	32,220	20.76	668,770	2.24%	35.48%
2012	0.25%	31,725	15.32	486,041	2.12%	14.46%
VP International Fund - Class I (ACVI)
2016	0.25%	43,176	16.89	729,110	1.05%	-5.73%
2015	0.25%	45,639	17.91	817,580	0.37%	0.51%
2014	0.25%	47,241	17.82	842,012	1.67%	-5.74%
2013	0.25%	49,492	18.91	935,875	2.04%	22.10%
2012	0.25%	66,912	15.49	1,036,228	0.86%	20.86%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.25%	6,840	22.19	151,762	1.66%	22.55%
2014	0.25%	7,383	18.41	135,952	1.18%	16.13%
2013	0.25%	8,859	15.86	140,470	1.15%	29.79%
2012	0.25%	12,263	12.22	149,815	1.74%	16.04%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Ultra(R) Fund - Class I (ACVU1)
2016			0.25%	967			$22.55	21,805	0.31%			4.19%
2015			0.25%	1,361			21.64	29,456	0.45%			6.01%
2014			0.25%	1,329			20.42	27,134	0.37%			9.72%
2013			0.25%	1,392			18.61	25,902	0.49%			36.73%
2012			0.25%	2,529			13.61	34,418	0.00%			13.64%
VP Value Fund - Class I (ACVV)
2016			0.25%	4,855			35.89	174,232	1.36%			20.18%
2015			0.25%	21,902			29.86	654,020	2.06%			-4.12%
2014			0.25%	27,309			31.15	850,556	1.59%			12.80%
2013			0.25%	34,256			27.61	945,877	1.65%			31.40%
2012			0.25%	37,784			21.01	793,999	2.08%			14.29%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2012			0.25%	947			21.59	20,442	0.02%			19.38%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.20%	to	0.25%	117,576	35.05	to	34.80	4,119,410	0.97%	25.48%	to	25.41%
2015	0.20%	to	0.25%	140,444	27.94	to	27.75	3,923,154	0.76%	-2.52%	to	-2.57%
2014	0.20%	to	0.25%	152,384	28.66	to	28.48	4,367,062	0.66%	4.91%	to	4.86%
2013	0.20%	to	0.25%	292,652	27.32	to	27.16	7,994,605	1.09%	40.43%	to	40.36%
2012	0.20%	to	0.25%	300,667	19.45	to	19.35	5,848,779	0.44%	15.51%	to	15.45%
Appreciation Portfolio - Initial Shares (DCAP)
2016			0.25%	17,627			24.16	425,805	1.63%			7.63%
2015			0.25%	20,383			22.44	457,453	1.69%			-2.71%
2014			0.25%	24,947			23.07	575,489	1.85%			7.82%
2013			0.25%	26,150			21.40	559,480	1.96%			20.80%
2012			0.25%	29,420			17.71	521,058	5.74%			10.15%
Growth and Income Portfolio - Initial Shares (DGI)
2012			0.25%	12,802			12.71	162,702	1.45%			17.78%
International Value Portfolio - Initial Shares (DVIV)
2016			0.25%	172			17.93	3,085	4.15%			-1.69%
2015			0.25%	200,674			18.24	3,660,771	0.51%			-2.96%
2014			0.25%	28,523			18.80	536,217	1.28%			-9.55%
2013			0.25%	19,584			20.78	407,022	1.89%			22.69%
2012			0.25%	20,511			16.94	347,462	2.91%			12.38%
Quality Bond Fund II - Primary Shares (FQB)
2016			0.25%	314,385			21.92	6,891,827	0.00%			3.57%
2015			0.25%	113			21.17	2,392	3.78%			-0.49%
2014			0.25%	128			21.27	2,723	3.45%			3.53%
2013			0.25%	106			20.55	2,178	2.80%			0.78%
2012			0.25%	155,678			20.39	3,173,655	0.70%			9.45%
Equity-Income Portfolio - Initial Class (FEIP)
2012			0.25%	3,223			14.82	47,781	3.15%			17.01%
High Income Portfolio - Initial Class (FHIP)
2012			0.25%	2,572			21.22	54,586	5.80%			13.94%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016			0.25%	90,306			20.00	1,806,136	1.48%			2.81%
2015			0.25%	138,023			19.45	2,684,923	1.47%			-0.11%
2014			0.25%	165,744			19.47	3,227,657	1.48%			5.57%
2013			0.25%	124,607			18.45	2,298,566	1.49%			15.42%
2012			0.25%	165,902			15.98	2,651,517	1.47%			12.20%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2012			0.25%	8,838			18.86	166,687	1.35%			16.12%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2016	0.20%	to	0.25%	6,610	31.37	to	37.17	218,861	0.30%	7.70%	to	7.64%
2015	0.20%	to	0.25%	18,198	29.13	to	34.53	603,611	0.61%	0.36%	to	0.31%
2014	0.20%	to	0.25%	17,807	29.03	to	34.43	587,492	0.67%	11.59%	to	11.54%
2013	0.20%	to	0.25%	25,708	26.01	to	30.86	769,796	1.01%	30.88%	to	30.82%
2012	0.20%	to	0.25%	26,600	19.87	to	23.59	611,185	0.73%	16.08%	to	16.02%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Equity-Income Portfolio - Service Class (FEIS)
2016			0.25%	4,774			$25.59	122,171	2.15%			17.61%
2015			0.25%	6,496			21.76	141,348	2.99%			-4.33%
2014			0.25%	9,453			22.74	214,995	2.04%			8.38%
2013			0.25%	13,203			20.99	277,077	2.24%			27.69%
2012			0.25%	15,961			16.43	262,316	2.95%			16.89%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2012			0.25%	1,358			13.17	17,887	0.41%			19.31%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2016			0.25%	10,645			19.61	208,778	0.22%			0.00%
2015			0.25%	13,238			19.61	259,642	0.06%			5.22%
2014			0.25%	14,716			18.64	274,316	0.11%			11.82%
2013			0.25%	16,553			16.67	275,935	0.10%			37.43%
2012			0.25%	118,550			12.13	1,437,936	0.31%			19.16%
VIP Growth Portfolio - Initial Class (FGP)
2012			0.25%	4,878			11.11	54,182	0.60%			14.40%
VIP Growth Portfolio - Service Class (FGS)
2016			0.25%	9,170			24.92	228,521	0.00%			0.46%
2015			0.25%	29,622			24.81	734,795	0.14%			6.79%
2014			0.25%	37,550			23.23	872,269	0.08%			10.91%
2013			0.25%	49,975			20.94	1,046,696	0.22%			35.86%
2012			0.25%	43,279			15.42	667,181	0.49%			14.26%
VIP High Income Portfolio - Service Class (FHIS)
2016			0.25%	456			18.34	8,361	4.43%			14.09%
2015			0.25%	1,100			16.07	17,679	6.28%			-4.00%
2014			0.25%	1,463			16.74	24,492	5.85%			0.82%
2013			0.25%	1,737			16.60	28,841	4.03%			5.61%
2012			0.25%	4,770			15.72	74,995	5.73%			13.91%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016			0.25%	14,418			15.76	227,200	2.21%			4.37%
2015			0.25%	17,919			15.10	270,553	1.17%			-0.95%
2014			0.25%	16,195			15.24	246,877	2.62%			5.49%
2013			0.25%	8,542			14.45	123,438	2.17%			-2.13%
2012			0.25%	10,117			14.77	149,386	2.95%			5.50%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.20%	to	0.25%	2,568	27.46	to	27.30	70,502	0.33%	11.89%	to	11.83%
2015	0.20%	to	0.25%	12,096	24.54	to	24.41	295,679	0.29%	-1.70%	to	-1.75%
2014	0.20%	to	0.25%	21,249	24.97	to	24.85	528,280	0.14%	5.98%	to	5.93%
2013	0.20%	to	0.25%	28,143	23.56	to	23.46	660,372	0.44%	35.79%	to	35.72%
2012	0.20%	to	0.25%	29,402	17.35	to	17.28	508,276	0.34%	14.52%	to	14.46%
VIP Overseas Portfolio - Initial Class (FOP)
2012			0.25%	2,129			13.24	28,189	1.99%			20.44%
VIP Overseas Portfolio - Service Class (FOS)
2016			0.25%	2,759			16.53	45,597	1.08%			-5.36%
2015			0.25%	4,848			17.46	84,657	1.27%			3.23%
2014			0.25%	5,076			16.92	85,863	1.72%			-8.39%
2013	0.20%	to	0.25%	3,884	18.27	to	18.46	71,711	1.23%	30.12%	to	30.05%
2012	0.20%	to	0.25%	4,388	14.04	to	14.20	62,295	1.87%	20.30%	to	20.24%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016			0.25%	70			27.25	1,907	0.87%			9.21%
2015			0.25%	174			24.95	4,342	0.74%			-3.30%
2014			0.25%	641			25.80	16,539	0.01%			6.43%
2013			0.25%	92,347			24.24	2,238,847	0.91%			30.12%
2012			0.25%	1,235			18.63	23,011	0.02%			26.78%
Mid Cap Value - Institutional Shares (GVMCE)
2016			0.25%	2,861			37.70	107,855	0.08%			13.25%
2015			0.25%	39,002			33.29	1,298,318	0.39%			-9.47%
2014			0.25%	43,651			36.77	1,605,051	0.99%			13.29%
2013			0.25%	52,219			32.46	1,694,902	0.85%			32.56%
2012			0.25%	60,565			24.48	1,482,931	1.12%			18.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2016			0.25%	228			$19.22	4,381	0.00%			5.54%
2015			0.25%	1,951			18.21	35,524	0.00%			-4.61%
2014			0.25%	4,962			19.09	94,719	0.00%			3.82%
2013			0.25%	3,216			18.39	59,132	0.03%			46.68%
2012			0.25%	1,631			12.54	20,445	0.36%			19.13%
Baron Growth Opportunities Fund Service Class (BNCAI)
2016			0.25%	1,424			36.51	51,985	0.50%			5.31%
2015	0.20%	to	0.25%	1,815	34.90	to	34.67	62,921	0.00%	-4.96%	to	-5.01%
2014	0.20%	to	0.25%	2,214	36.72	to	36.49	80,807	0.17%	4.65%	to	4.59%
2013	0.20%	to	0.25%	2,947	35.09	to	34.89	102,836	0.42%	39.78%	to	39.71%
2012	0.20%	to	0.25%	2,707	25.10	to	24.97	67,611	0.71%	18.01%	to	17.95%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2012			0.25%	25,431			12.99	330,473	1.34%			12.06%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2016			0.25%	22,375			24.63	551,137	0.41%			-2.45%
2015			0.25%	23,189			25.25	585,509	0.09%			3.28%
2014			0.25%	23,809			24.45	582,044	0.43%			15.12%
2013			0.25%	26,218			21.24	556,753	0.95%			29.42%
2012			0.25%	36,864			16.41	604,894	0.67%			13.83%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012			0.25%	23,703			12.78	302,869	4.90%			10.02%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016			0.25%	50,278			22.45	1,128,819	0.47%			-0.17%
2015			0.25%	203,339			22.49	4,572,921	0.56%			3.68%
2014			0.25%	47,984			21.69	1,040,771	1.56%			2.04%
2013			0.25%	163,191			21.26	3,468,944	1.45%			26.99%
2012			0.25%	76,332			16.74	1,277,740	2.34%			20.96%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016			0.25%	55			22.04	1,212	1.13%			11.34%
2015			0.25%	196			19.80	3,880	0.98%			3.07%
2014			0.25%	385			19.21	7,395	0.81%			10.43%
2013			0.25%	745			17.39	12,958	0.64%			31.44%
2012			0.25%	10,241			13.23	135,518	0.95%			16.58%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016			0.25%	255			22.06	5,625	0.00%			2.08%
2015			0.25%	672			21.61	14,521	0.00%			6.34%
2014			0.25%	794			20.32	16,134	0.00%			5.52%
2013			0.25%	1,129			19.26	21,742	0.01%			35.64%
2012			0.25%	10,092			14.20	143,275	0.00%			16.16%
All Asset Portfolio - Administrative Class (PMVAAA)
2016			0.25%	980			18.39	18,027	1.17%			12.65%
2015			0.25%	17,379			16.33	283,787	3.21%			-9.21%
2014			0.25%	20,939			17.99	376,622	5.29%			0.22%
2013			0.25%	19,688			17.95	353,333	7.45%			0.02%
2012			0.25%	2,739			17.94	49,145	0.85%			14.66%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.20%	to	0.25%	54,656	15.16	to	15.05	822,831	1.49%	1.20%	to	1.15%
2015	0.20%	to	0.25%	57,951	14.98	to	14.88	862,505	2.95%	0.11%	to	0.06%
2014	0.20%	to	0.25%	112,345	14.97	to	14.87	1,671,095	1.14%	0.65%	to	0.60%
2013	0.20%	to	0.25%	120,941	14.87	to	14.79	1,788,286	1.32%	-0.33%	to	-0.38%
2012	0.20%	to	0.25%	284,774	14.92	to	14.84	4,226,951	1.82%	5.64%	to	5.59%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Real Return Portfolio - Administrative Class (PMVRRA)
2016			0.25%	131,371			$18.67	2,453,325	2.25%			4.92%
2015			0.25%	137,680			17.80	2,450,467	4.10%			-2.95%
2014			0.25%	160,596			18.34	2,945,153	1.57%			2.83%
2013			0.25%	255,677			17.83	4,559,633	1.59%			-9.44%
2012			0.25%	236,204			19.69	4,651,679	1.03%			8.48%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.20%	to	0.25%	31,669	19.80	to	19.65	622,437	2.20%	2.48%	to	2.43%
2015	0.20%	to	0.25%	42,468	19.32	to	19.19	814,887	1.97%	0.23%	to	0.18%
2014	0.20%	to	0.25%	1,088,350	19.27	to	19.15	20,940,997	2.19%	4.06%	to	4.01%
2013	0.20%	to	0.25%	1,202,444	18.52	to	18.41	22,232,899	2.17%	-2.15%	to	-2.20%
2012	0.20%	to	0.25%	1,439,924	18.93	to	18.83	27,220,600	2.54%	9.38%	to	9.33%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2016			0.25%	468			28.90	13,527	3.13%	13.96%
2015			0.25%	15,334			25.36	388,903	4.78%	-4.18%
2014			0.25%	13,835			26.47	366,174	4.67%	-0.17%
2013			0.25%	9,725			26.51	257,820	5.35%	11.77%
2012			0.25%	1,876			23.72	44,496	5.47%	15.76%
VI Growth and Income Fund - Series I Shares (ACGI)
2014			0.25%	9,681			16.96	164,202	1.74%	10.00%
2013			0.25%	16,063			15.42	247,670	1.36%	33.75%
2012			0.25%	22,814			11.53	263,005	1.31%	14.35%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2012			0.25%	339			15.15	5,134	1.42%	17.41%
VI International Growth Fund - Series I Shares (AVIE)
2016			0.25%	3,682			22.84	84,097	0.28%	-0.70%
2015			0.25%	342			23.00	7,866	1.49%	-2.59%
2014			0.25%	337			23.61	7,957	1.09%	0.08%
2013			0.25%	550			23.59	12,976	0.52%	18.72%
2012			0.25%	2,673			19.87	53,121	1.53%	15.24%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	0.20%	to	0.25%	2,972	31.61	to	31.38	93,575	0.65%	19.47%	to	19.41%
2015	0.20%	to	0.25%	3,761	26.46	to	26.28	99,094	0.00%	-12.63%	to	-12.68%
2014	0.20%	to	0.25%	5,065	30.28	to	30.09	152,697	0.00%	-3.77%	to	-3.82%
2013	0.20%	to	0.25%	31,605	31.47	to	31.29	989,190	0.48%	20.74%	to	20.68%
2012	0.20%	to	0.25%	40,576	26.06	to	25.93	1,052,160	0.00%	7.39%	to	7.34%
Equity Income Portfolio - II (TREI2)
2016	0.20%	to	0.25%	3,083	29.04	to	28.83	88,898	2.00%	18.62%	to	18.56%
2015	0.20%	to	0.25%	3,524	24.48	to	24.32	85,706	1.69%	-7.29%	to	-7.34%
2014	0.20%	to	0.25%	59,068	26.41	to	26.24	1,550,243	1.47%	6.89%	to	6.84%
2013	0.20%	to	0.25%	67,354	24.71	to	24.57	1,654,603	1.33%	29.15%	to	29.08%
2012	0.20%	to	0.25%	72,021	19.13	to	19.03	1,370,636	1.93%	16.69%	to	16.63%
Limited-Term Bond Portfolio (TRLT1)
2016			0.25%	79,188			10.47	828,921	1.33%	1.11%
2015			0.25%	85,918			10.35	889,455	1.15%	0.05%
2014			0.25%	35,360			10.35	365,864	0.84%	0.39%
2013			0.25%	315			10.31	3,247	0.21%	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2016			0.25%	5,899			49.84	293,991	0.00%	5.77%
2015			0.25%	4,898			47.12	230,789	0.00%	6.01%
2014			0.25%	5,666			44.45	251,848	0.00%	12.54%
2013			0.25%	6,123			39.50	241,833	0.00%	36.06%
2012			0.25%	7,391			29.03	214,553	0.00%	13.33%
New America Growth Portfolio (TRNAG1)
2016			0.25%	80			27.51	2,200	0.03%	1.06%
2015			0.25%	203			27.22	5,525	0.00%	8.33%
2014			0.25%	250			25.13	6,282	0.00%	9.06%
2013			0.25%	243			23.04	5,598	0.00%	37.66%
2012			0.25%	3,811			16.74	63,779	0.36%	12.84%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Blue Chip Growth Portfolio (TRBCGP)
2016	0.25%	2,124	$17.32	36,798	0.00%	0.53%
2015	0.25%	1,881	17.23	32,416	0.00%	10.77%
2014	0.25%	4,846	15.56	75,390	0.00%	8.89%
2013	0.25%	4,965	14.29	70,932	0.03%	40.80%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2012	0.25%	17,206	21.56	370,959	2.22%	5.29%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.25%	39,460	29.13	1,149,480	0.47%	-0.15%
2015	0.25%	41,311	29.17	1,205,169	0.55%	-14.21%
2014	0.25%	44,426	34.00	1,510,653	0.70%	-0.66%
2013	0.25%	112,913	34.23	3,865,097	1.47%	11.74%
2012	0.25%	46,580	30.63	1,426,941	0.00%	29.48%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.25%	72	30.72	2,212	0.77%	43.35%
2015	0.25%	177	21.43	3,793	0.06%	-33.61%
2014	0.25%	8,556	32.28	276,204	0.09%	-19.30%
2013	0.25%	7,709	40.00	308,396	0.90%	10.26%
2012	0.25%	12,664	36.28	459,485	0.58%	3.13%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.25%	195	15.97	3,114	0.07%	12.46%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.25%	47,255	14.07	664,776	0.00%	5.85%
2015	0.25%	64,625	13.29	858,877	0.00%	-6.01%
2014	0.25%	58,601	14.14	828,660	0.00%	7.60%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	0.25%	1,480	22.04	32,627	0.90%	4.01%
2015	0.25%	3,635	21.20	77,047	1.15%	4.52%
2014	0.25%	5,074	20.28	102,896	0.90%	29.84%
2013	0.25%	535	15.62	8,356	0.98%	0.88%
2012	0.25%	818	15.48	12,665	0.63%	17.42%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2012	0.25%	1,158	28.74	33,276	0.00%	17.44%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	0.25%	14	26.19	367	1.69%	11.95%
2015	0.25%	34	23.40	795	0.13%	-3.33%
2014	0.25%	43	24.20	1,041	0.05%	10.15%
2013	0.25%	38	21.97	835	0.02%	30.35%
2012	0.25%	3,441	16.86	57,998	0.09%	15.23%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.25%	87	25.12	2,186	0.06%	30.72%
2012	0.25%	330	19.22	6,342	0.10%	15.66%
Mid Cap Growth Portfolio- Class 1 (OGGO)
2013	0.25%	28,421	32.54	924,848	0.06%	42.94%
2012	0.25%	39,822	22.76	906,539	0.00%	15.82%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.25%	9,059	9.82	88,996	1.35%	-7.32%
2013	0.25%	9,172	10.60	97,226	1.74%	18.37%
2012	0.25%	9,647	8.96	86,393	2.13%	16.12%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.25%	4,531	13.65	61,867	0.38%	4.41%
2014	0.25%	4,275	13.08	55,908	0.38%	11.05%
2013	0.25%	3,994	11.78	47,035	0.67%	29.42%
2012	0.25%	4,812	9.10	43,788	0.67%	13.74%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.25%	22	18.47	406	0.00%	29.85%
2012	0.25%	3,394	14.22	48,272	0.00%	15.33%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012	0.25%	16,127	13.45	216,862	0.00%	12.32%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2012	0.25%	328	$14.30	4,691	0.00%	8.55%
2016	Contract owners’ equity:				$162,565,864
2015	Contract owners’ equity:				$164,503,893
2014	Contract owners’ equity:				$174,515,184
2013	Contract owners’ equity:				$171,623,005
2012	Contract owners’ equity:				$170,846,228

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.